Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.7%)
	Linde plc	271,790	129,606
	Freeport-McMoRan Inc.	818,517	40,860
	Air Products and Chemicals Inc.	126,628	37,702
	Ecolab Inc.	145,839	37,237
	Newmont Corp. (XNYS)	653,489	34,929
	Fastenal Co.	326,454	23,315
	Nucor Corp.	135,265	20,336
	International Flavors & Fragrances Inc.	145,617	15,280
	LyondellBasell Industries NV Class A	146,138	14,015
	Steel Dynamics Inc.	83,519	10,530
	Avery Dennison Corp.	45,955	10,145
	International Paper Co.	197,446	9,645
	Reliance Inc.	31,396	9,080
	CF Industries Holdings Inc.	102,699	8,812
	Celanese Corp.	57,268	7,786
	Eastman Chemical Co.	65,726	7,358
	Albemarle Corp.	66,386	6,287
	Alcoa Corp.	146,928	5,668
	Royal Gold Inc.	37,629	5,279
*	RBC Bearings Inc.	16,752	5,015
	Mosaic Co.	180,789	4,842
	Mueller Industries Inc.	64,428	4,774
	FMC Corp.	71,768	4,732
	Carpenter Technology Corp.	27,101	4,325
	UFP Industries Inc.	32,666	4,286
	United States Steel Corp.	116,034	4,099
	Commercial Metals Co.	65,220	3,584
	Cabot Corp.	31,019	3,467
*	Cleveland-Cliffs Inc.	268,650	3,431
	Element Solutions Inc.	125,442	3,407
	Westlake Corp.	22,439	3,372
	Balchem Corp.	18,707	3,292
	Olin Corp.	66,064	3,170
	Timken Co.	35,533	2,995
	Hexcel Corp.	46,138	2,853
	Avient Corp.	50,224	2,527
	Huntsman Corp.	96,137	2,326
	Ashland Inc.	26,160	2,275
	NewMarket Corp.	4,107	2,267
	Hecla Mining Co.	338,185	2,256
	Scotts Miracle-Gro Co.	24,613	2,134
	Sensient Technologies Corp.	24,773	1,987
	Chemours Co.	86,508	1,758
	Sylvamo Corp.	19,566	1,680
	Innospec Inc.	14,630	1,654
*	Arcadium Lithium plc	572,958	1,633
*	Uranium Energy Corp.	239,127	1,485
	Minerals Technologies Inc.	19,175	1,481
*	Coeur Mining Inc.	198,349	1,365
	Materion Corp.	12,166	1,361
	Hawkins Inc.	10,537	1,343
	Quaker Chemical Corp.	7,689	1,295
*,1	MP Materials Corp.	65,049	1,148
	Tronox Holdings plc	70,651	1,034
	Stepan Co.	12,649	977
*	Ingevity Corp.	21,817	851
	Kaiser Aluminum Corp.	9,028	655
	Worthington Steel Inc.	18,191	619
	Mativ Holdings Inc.	31,762	540
*	Century Aluminum Co.	31,240	507

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	AdvanSix Inc.	15,896	483
*,1	Energy Fuels Inc.	85,343	469
	Koppers Holdings Inc.	12,148	444
*	Ecovyst Inc.	61,559	422
	Haynes International Inc.	6,971	415
*	Rayonier Advanced Materials Inc.	41,933	359
	Ryerson Holding Corp.	17,500	348
*	Ivanhoe Electric Inc.	40,319	341
*	Metallus Inc.	21,965	326
	Compass Minerals International Inc.	23,894	287
	Radius Recycling Inc.	14,609	271
*	Clearwater Paper Corp.	8,983	256
*	LSB Industries Inc.	26,690	215
*	Ur-Energy Inc.	179,872	214
*	Northwest Pipe Co.	4,371	197
	Olympic Steel Inc.	4,337	169
*	LanzaTech Global Inc.	84,607	162
*	GrafTech International Ltd.	121,599	160
*	Tredegar Corp.	20,212	147
*	Universal Stainless & Alloy Products Inc.	3,590	139
*	Intrepid Potash Inc.	5,156	124
	Omega Flex Inc.	2,473	123
*	Idaho Strategic Resources Inc.	7,082	114
*	Contango ORE Inc.	5,757	111
*	Piedmont Lithium Inc.	12,140	108
*	Alto Ingredients Inc.	64,935	105
*	Origin Materials Inc.	68,152	105
	FutureFuel Corp.	17,913	103
	Northern Technologies International Corp.	7,981	98
*	NN Inc.	23,764	93
	American Vanguard Corp.	16,868	89
*,1	ASP Isotopes Inc.	27,548	77
*	Perma-Pipe International Holdings Inc.	5,795	75
*	Dakota Gold Corp.	31,722	75
*	Culp Inc.	10,134	66
	Friedman Industries Inc.	4,101	66
*	Unifi Inc.	8,861	65
*	Glatfelter Corp.	29,576	53
*	American Battery Technology Co.	33,615	36
	United-Guardian Inc.	2,129	34
*	Hycroft Mining Holding Corp.	11,072	28
*	US Gold Corp.	4,151	24
*	Ascent Industries Co.	1,863	18
*	CPS Technologies Corp.	9,761	14
*	Gold Resource Corp.	30,252	11
			540,311
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	5,372,716	1,001,098
*	Tesla Inc.	1,544,765	404,157
	Home Depot Inc.	564,969	228,925
	Costco Wholesale Corp.	252,200	223,580
	Walmart Inc.	2,518,961	203,406
*	Netflix Inc.	244,158	173,174
	McDonald's Corp.	407,884	124,205
	Walt Disney Co.	1,031,590	99,229
	Lowe's Cos. Inc.	323,974	87,748
*	Uber Technologies Inc.	1,133,384	85,185
	Booking Holdings Inc.	19,039	80,195
	TJX Cos. Inc.	642,226	75,487
	Starbucks Corp.	643,305	62,716
	NIKE Inc. Class B	682,852	60,364
*	Chipotle Mexican Grill Inc.	776,184	44,724
	Target Corp.	263,487	41,067
*	O'Reilly Automotive Inc.	32,981	37,981
	Hilton Worldwide Holdings Inc.	140,409	32,364
	DR Horton Inc.	167,236	31,904
	Marriott International Inc. Class A	128,228	31,877
*	AutoZone Inc.	9,707	30,577
	General Motors Co.	640,202	28,707

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Ross Stores Inc.	189,982	28,594
*	Airbnb Inc. Class A	225,139	28,550
*	Trade Desk Inc. Class A	254,830	27,942
*	Copart Inc.	492,899	25,828
	Lennar Corp. Class A	127,159	23,840
	Ford Motor Co.	2,221,566	23,460
	Yum! Brands Inc.	159,962	22,348
	Royal Caribbean Cruises Ltd.	124,486	22,079
	Electronic Arts Inc.	150,394	21,573
	Delta Air Lines Inc.	367,296	18,655
	eBay Inc.	278,428	18,128
	Tractor Supply Co.	60,950	17,732
*	Lululemon Athletica Inc.	64,776	17,577
	PulteGroup Inc.	118,019	16,939
*	NVR Inc.	1,666	16,346
	Garmin Ltd.	87,489	15,401
*	Take-Two Interactive Software Inc.	94,936	14,593
*	Deckers Outdoor Corp.	86,628	13,813
*	Roblox Corp. Class A	306,839	13,581
	Estee Lauder Cos. Inc. Class A	125,464	12,508
*	Carvana Co.	66,939	11,655
	Omnicom Group Inc.	111,455	11,523
	Best Buy Co. Inc.	110,754	11,441
	Williams-Sonoma Inc.	71,876	11,135
	Genuine Parts Co.	79,201	11,063
	Darden Restaurants Inc.	67,327	11,050
*	Aptiv plc	151,125	10,883
*	United Airlines Holdings Inc.	187,271	10,686
	Dollar General Corp.	125,735	10,633
*	Ulta Beauty Inc.	27,200	10,584
	Las Vegas Sands Corp.	210,110	10,577
*	Expedia Group Inc.	70,921	10,498
*	Warner Bros Discovery Inc.	1,257,534	10,375
*	DraftKings Inc. Class A	262,397	10,286
*	Live Nation Entertainment Inc.	92,251	10,101
	Southwest Airlines Co.	340,530	10,090
*	Carnival Corp.	543,004	10,035
*	Burlington Stores Inc.	36,410	9,593
*	Liberty Media Corp. - Liberty Formula One Class C	120,740	9,349
	Toll Brothers Inc.	58,455	9,031
	Domino's Pizza Inc.	19,934	8,574
	RB Global Inc. (XTSE)	104,845	8,439
	Rollins Inc.	165,611	8,377
*	Dollar Tree Inc.	116,255	8,175
	Pool Corp.	20,636	7,776
*	Floor & Decor Holdings Inc. Class A	58,064	7,210
	Wingstop Inc.	16,680	6,940
*	CarMax Inc.	88,524	6,850
	News Corp. Class A	255,667	6,808
	Interpublic Group of Cos. Inc.	212,561	6,723
	Texas Roadhouse Inc.	37,869	6,688
	Dick's Sporting Goods Inc.	31,329	6,538
*	BJ's Wholesale Club Holdings Inc.	75,288	6,210
	Service Corp. International	78,051	6,161
	Tapestry Inc.	130,831	6,146
	LKQ Corp.	149,317	5,961
	Aramark	149,164	5,777
*	Duolingo Inc.	20,218	5,702
	Hasbro Inc.	75,773	5,480
*	Rivian Automotive Inc. Class A	484,595	5,437
	Fox Corp. Class A	126,180	5,341
	Murphy USA Inc.	10,505	5,178
	Wynn Resorts Ltd.	53,908	5,169
*	Norwegian Cruise Line Holdings Ltd.	251,272	5,154
	Churchill Downs Inc.	37,909	5,126
	Tempur Sealy International Inc.	93,891	5,126
*	MGM Resorts International	129,243	5,052
	H&R Block Inc.	79,253	5,037
*	GameStop Corp. Class A	218,458	5,009
	New York Times Co. Class A	88,716	4,939

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Caesars Entertainment Inc.	117,981	4,925
*	Cava Group Inc.	39,465	4,888
*	Skechers USA Inc. Class A	72,680	4,864
	Lithia Motors Inc.	15,242	4,841
*	TKO Group Holdings Inc.	38,894	4,812
	BorgWarner Inc. (XNYS)	130,560	4,738
*	Bright Horizons Family Solutions Inc.	33,435	4,685
*	Crocs Inc.	32,067	4,644
*	Light & Wonder Inc.	50,470	4,579
	VF Corp.	221,510	4,419
	U-Haul Holding Co.	59,700	4,298
	Meritage Homes Corp.	20,620	4,229
	Ralph Lauren Corp.	21,622	4,192
*	American Airlines Group Inc.	372,598	4,188
*	Abercrombie & Fitch Co. Class A	28,839	4,035
	Bath & Body Works Inc.	124,359	3,970
*	Taylor Morrison Home Corp.	56,026	3,936
*	Planet Fitness Inc. Class A	48,259	3,920
*	SiteOne Landscape Supply Inc.	25,541	3,854
	Gentex Corp.	128,031	3,801
	Hyatt Hotels Corp. Class A	24,428	3,718
	Vail Resorts Inc.	21,333	3,718
*	Mattel Inc.	192,701	3,671
	Wyndham Hotels & Resorts Inc.	45,376	3,546
*	e.l.f. Beauty Inc.	32,166	3,507
	Lear Corp.	31,680	3,458
*	Etsy Inc.	61,878	3,436
*	Ollie's Bargain Outlet Holdings Inc.	35,285	3,430
*	AutoNation Inc.	19,147	3,426
	Whirlpool Corp.	31,090	3,327
	Paramount Global Class B	312,626	3,320
*	Alaska Air Group Inc.	72,361	3,271
	Thor Industries Inc.	28,791	3,164
	PVH Corp.	31,328	3,159
	KB Home	36,271	3,108
*	Valvoline Inc.	74,215	3,106
	Gap Inc.	140,388	3,096
*	Wayfair Inc. Class A	53,172	2,987
	Lennar Corp. Class B	17,145	2,965
	Sirius XM Holdings Inc.	125,082	2,958
*	Boot Barn Holdings Inc.	17,309	2,895
	Nexstar Media Group Inc.	17,339	2,867
*	RH	8,554	2,861
*	Champion Homes Inc.	29,938	2,840
	Group 1 Automotive Inc.	7,276	2,787
*	Asbury Automotive Group Inc.	11,425	2,726
	Fox Corp. Class B	69,575	2,700
*	Capri Holdings Ltd.	63,567	2,698
*	Five Below Inc.	29,398	2,597
	Kontoor Brands Inc.	31,684	2,591
	Harley-Davidson Inc.	67,230	2,590
*	M/I Homes Inc.	14,957	2,563
	Signet Jewelers Ltd.	24,511	2,528
*	Lyft Inc. Class A	194,050	2,474
	Polaris Inc.	29,569	2,461
*	Grand Canyon Education Inc.	16,945	2,404
	Academy Sports & Outdoors Inc.	40,449	2,361
	Macy's Inc.	148,885	2,336
	Boyd Gaming Corp.	36,124	2,335
	Warner Music Group Corp. Class A	73,300	2,294
	American Eagle Outfitters Inc.	102,420	2,293
[1]	Endeavor Group Holdings Inc. Class A	76,770	2,193
*	Shake Shack Inc. Class A	21,164	2,184
*	Madison Square Garden Sports Corp.	10,397	2,165
*	frontdoor Inc.	43,553	2,090
	Six Flags Entertainment Corp.	51,777	2,087
	Rush Enterprises Inc. Class A	39,319	2,077
*	Chewy Inc. Class A	68,188	1,997
[1]	Choice Hotels International Inc.	15,153	1,974
*	Stride Inc.	23,138	1,974

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Dutch Bros Inc. Class A	61,585	1,973
*	YETI Holdings Inc.	48,000	1,969
*,1	Lucid Group Inc.	538,701	1,902
	Penske Automotive Group Inc.	11,630	1,889
*	Cavco Industries Inc.	4,370	1,871
*	Sweetgreen Inc. Class A	52,536	1,862
*	SkyWest Inc.	21,884	1,861
	Steven Madden Ltd.	37,971	1,860
*	Brinker International Inc.	24,178	1,850
*	Tri Pointe Homes Inc.	40,834	1,850
*	Coty Inc. Class A	192,729	1,810
	Newell Brands Inc.	227,069	1,744
*	Dorman Products Inc.	15,155	1,714
*	Cinemark Holdings Inc.	61,105	1,701
	Wendy's Co.	96,380	1,689
	Travel & Leisure Co.	36,544	1,684
*	Penn Entertainment Inc.	88,593	1,671
	Nordstrom Inc.	73,693	1,657
	LCI Industries	13,471	1,624
	Century Communities Inc.	15,675	1,614
*	ACV Auctions Inc. Class A	78,938	1,605
*	Green Brick Partners Inc.	18,397	1,537
*	Visteon Corp.	16,080	1,531
*	Adtalem Global Education Inc.	20,275	1,530
	Red Rock Resorts Inc. Class A	28,019	1,525
	Columbia Sportswear Co.	18,270	1,520
	TEGNA Inc.	95,033	1,500
*	Liberty Media Corp. - Liberty Live Class C	29,002	1,489
	Graham Holdings Co. Class B	1,805	1,483
*	Urban Outfitters Inc.	38,249	1,465
	HNI Corp.	26,735	1,439
*	Hilton Grand Vacations Inc.	39,533	1,436
*	Under Armour Inc. Class C	166,785	1,394
*	Goodyear Tire & Rubber Co.	155,892	1,380
*	Hanesbrands Inc.	186,671	1,372
*	LGI Homes Inc.	11,544	1,368
	Foot Locker Inc.	52,404	1,354
	Inter Parfums Inc.	10,364	1,342
	Advance Auto Parts Inc.	34,071	1,328
	Marriott Vacations Worldwide Corp.	17,936	1,318
	PriceSmart Inc.	14,207	1,304
	Kohl's Corp.	61,574	1,299
	Carter's Inc.	19,893	1,293
	Strategic Education Inc.	13,025	1,205
*	Victoria's Secret & Co.	46,572	1,197
*	Vista Outdoor Inc.	30,019	1,176
	John Wiley & Sons Inc. Class A	24,286	1,172
*	Life Time Group Holdings Inc.	47,120	1,151
	Levi Strauss & Co. Class A	51,994	1,133
	Laureate Education Inc.	67,575	1,122
*	JetBlue Airways Corp.	167,275	1,097
	Cheesecake Factory Inc.	26,997	1,095
	PROG Holdings Inc.	22,326	1,083
*	QuantumScape Corp.	185,957	1,069
	Phinia Inc.	23,193	1,068
	La-Z-Boy Inc.	24,692	1,060
	Acushnet Holdings Corp.	16,508	1,052
	Leggett & Platt Inc.	75,520	1,029
*	OPENLANE Inc.	60,283	1,018
	Papa John's International Inc.	18,730	1,009
*	Fox Factory Holding Corp.	24,167	1,003
	MillerKnoll Inc.	38,181	945
	Upbound Group Inc.	29,451	942
*	AMC Entertainment Holdings Inc. Class A	205,406	935
	Winnebago Industries Inc.	15,916	925
	Dillard's Inc. Class A	2,396	919
*	Atlanta Braves Holdings Inc. Class C	22,655	902
*	Liberty Media Corp. - Liberty Formula One Class A	12,550	898
*	Madison Square Garden Entertainment Corp.	20,939	891
*	Topgolf Callaway Brands Corp.	80,518	884

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Sonos Inc.	71,680	881
*	Peloton Interactive Inc. Class A	185,866	870
*	Knowles Corp.	47,513	857
*	Lions Gate Entertainment Corp. Class B	120,741	836
*	TripAdvisor Inc.	56,712	822
	Bloomin' Brands Inc.	49,557	819
*	United Parks & Resorts Inc.	16,149	817
*	Gentherm Inc.	17,467	813
	Avis Budget Group Inc.	9,274	812
	Wolverine World Wide Inc.	46,633	812
*	Sabre Corp.	219,985	807
	Dana Inc.	75,906	802
	News Corp. Class B	27,703	774
*	Helen of Troy Ltd.	12,483	772
	Perdoceo Education Corp.	34,300	763
	Buckle Inc.	17,021	748
	Oxford Industries Inc.	8,577	744
*	Sally Beauty Holdings Inc.	54,686	742
*	Central Garden & Pet Co. Class A	22,674	712
	Worthington Enterprises Inc.	16,856	699
*	Arlo Technologies Inc.	56,623	686
	A-Mark Precious Metals Inc.	15,414	681
*	Dave & Buster's Entertainment Inc.	19,429	662
*	Sphere Entertainment Co.	14,519	641
*	Everi Holdings Inc.	48,562	638
	Winmark Corp.	1,667	638
	Steelcase Inc. Class A	46,919	633
	Caleres Inc.	18,433	609
*	Global Business Travel Group I	79,212	609
*	G-III Apparel Group Ltd.	19,896	607
*	XPEL Inc.	13,566	588
	Cracker Barrel Old Country Store Inc.	12,904	585
*	Cars.com Inc.	34,427	577
*	Revolve Group Inc.	23,260	576
	Interface Inc.	29,766	565
*	Integral Ad Science Holding Corp.	52,075	563
*	ODP Corp.	18,806	559
	Camping World Holdings Inc. Class A	22,951	556
*	Figs Inc. Class A	81,289	556
*	QuinStreet Inc.	28,657	548
*	Liberty Media Corp. - Liberty Live Class A	11,029	546
*	Coursera Inc.	66,179	525
*	Beazer Homes USA Inc.	15,341	524
*	National Vision Holdings Inc.	47,193	515
	Allegiant Travel Co.	9,091	501
	Jack in the Box Inc.	10,728	499
	Monarch Casino & Resort Inc.	6,298	499
	Krispy Kreme Inc.	46,485	499
*	Gannett Co. Inc.	87,490	492
*	Dream Finders Homes Inc. Class A	13,533	490
*	Hovnanian Enterprises Inc. Class A	2,393	489
*	Driven Brands Holdings Inc.	34,254	489
*	Vizio Holding Corp. Class A	43,353	484
*	Rush Street Interactive Inc.	44,227	480
*	Portillo's Inc. Class A	34,786	469
	Shoe Carnival Inc.	10,320	453
	Monro Inc.	15,454	446
*	BJ's Restaurants Inc.	13,453	438
	Sonic Automotive Inc. Class A	7,494	438
*	Universal Technical Institute Inc.	26,925	438
*	MarineMax Inc.	12,187	430
*	Daily Journal Corp.	858	421
*	Udemy Inc.	56,367	419
	Ethan Allen Interiors Inc.	13,070	417
	Golden Entertainment Inc.	13,112	417
	Matthews International Corp. Class A	17,606	408
*	American Axle & Manufacturing Holdings Inc.	65,472	405
*	Accel Entertainment Inc.	34,643	403
*	Mister Car Wash Inc.	61,026	397
	Arhaus Inc.	31,990	394

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Malibu Boats Inc. Class A	10,115	393
*	Viad Corp.	10,302	369
*	Chuy's Holdings Inc.	9,819	367
	Sturm Ruger & Co. Inc.	8,613	359
*	Stagwell Inc.	50,745	356
*	Leslie's Inc.	109,336	346
*	Thryv Holdings Inc.	19,925	343
	Guess? Inc.	15,941	321
*	Liquidity Services Inc.	13,873	316
	Smith & Wesson Brands Inc.	23,838	309
*	Clean Energy Fuels Corp.	98,828	307
	Standard Motor Products Inc.	9,254	307
	Scholastic Corp.	9,385	300
*	Sun Country Airlines Holdings Inc.	26,650	299
	Dine Brands Global Inc.	9,545	298
*	Beyond Inc.	28,924	292
*	First Watch Restaurant Group Inc.	18,633	291
	Build-A-Bear Workshop Inc.	8,298	285
*	Frontier Group Holdings Inc.	53,314	285
*	Clear Channel Outdoor Holdings Inc.	170,536	273
*,1	Kura Sushi USA Inc. Class A	3,313	267
*	National CineMedia Inc.	37,849	267
	Sinclair Inc.	17,103	262
	Gray Television Inc.	47,907	257
	Carriage Services Inc.	7,790	256
*	Sleep Number Corp.	13,558	248
	Arko Corp.	35,346	248
*	Instructure Holdings Inc.	10,532	248
*	Lovesac Co.	8,584	246
*	Hertz Global Holdings Inc.	74,402	246
	Global Industrial Co.	7,143	243
*	Funko Inc. Class A	19,445	238
	RCI Hospitality Holdings Inc.	5,337	238
*,1	Atlanta Braves Holdings Inc. Class A	5,601	236
	Cricut Inc. Class A	33,927	235
*	PlayAGS Inc.	20,364	232
*,1	Wheels Up Experience Inc.	91,738	222
*	Petco Health & Wellness Co. Inc.	48,490	221
*	Smith Douglas Homes Corp.	5,788	219
*	Eastman Kodak Co.	46,125	218
*	MasterCraft Boat Holdings Inc.	11,512	210
	Haverty Furniture Cos. Inc.	7,606	209
	Designer Brands Inc. Class A	28,114	207
*,1	Luminar Technologies Inc.	225,628	203
*	Xponential Fitness Inc. Class A	16,251	202
*	Zumiez Inc.	9,299	198
	Bowlero Corp. Class A	16,633	195
	Marcus Corp.	12,690	191
*	Bally's Corp.	11,080	191
*	Boston Omaha Corp. Class A	12,535	186
	Movado Group Inc.	9,824	183
*	Stoneridge Inc.	16,348	183
*	Latham Group Inc.	26,897	183
*	Under Armour Inc. Class A	20,275	181
*	El Pollo Loco Holdings Inc.	13,066	179
*	Cooper-Standard Holdings Inc.	12,170	169
*	Corsair Gaming Inc.	24,202	168
*	Denny's Corp.	25,676	166
*	RealReal Inc.	50,990	160
*	Savers Value Village Inc.	15,252	160
*	Central Garden & Pet Co.	4,329	158
[1]	Spirit Airlines Inc.	66,032	158
*	Lindblad Expeditions Holdings Inc.	16,999	157
	Weyco Group Inc.	4,601	157
	Aaron's Co. Inc.	15,679	156
*	Potbelly Corp.	18,626	155
*	American Public Education Inc.	10,243	151
*	Turtle Beach Corp.	9,825	151
*	Genesco Inc.	5,529	150
	Rocky Brands Inc.	4,700	150

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	12,041	144
*	Stitch Fix Inc. Class A	49,885	141
*	1-800-Flowers.com Inc. Class A	17,186	136
*	OneWater Marine Inc. Class A	5,707	136
*	iRobot Corp.	15,362	133
*	Qurate Retail Inc. Series A	218,621	133
*	America's Car-Mart Inc.	3,116	131
	Hooker Furnishings Corp.	7,095	128
*	Strattec Security Corp.	2,980	127
	Superior Group of Cos. Inc.	8,115	126
	Virco Mfg. Corp.	9,017	125
*	Angi Inc.	48,255	124
*	iHeartMedia Inc. Class A	67,024	124
*	Legacy Housing Corp.	4,549	124
	Nathan's Famous Inc.	1,529	124
	Johnson Outdoors Inc. Class A	3,380	122
*	European Wax Center Inc. Class A	17,243	117
*	Chegg Inc.	65,563	116
	Lakeland Industries Inc.	5,727	115
*	Landsea Homes Corp.	9,306	115
*	Holley Inc.	38,592	114
*	Traeger Inc.	30,409	112
*	Citi Trends Inc.	6,019	111
*	Blink Charging Co.	64,030	110
*	GoPro Inc. Class A	79,577	108
*	Vera Bradley Inc.	18,711	102
*	Biglari Holdings Inc. Class A	123	102
	Escalade Inc.	7,190	101
	J Jill Inc.	4,048	100
*	American Outdoor Brands Inc.	10,588	98
*	Destination XL Group Inc.	33,041	97
*	Full House Resorts Inc.	19,223	97
*	JAKKS Pacific Inc.	3,681	94
*	Outbrain Inc.	19,238	93
*	Red Cat Holdings Inc.	36,630	93
	Hamilton Beach Brands Holding Co. Class A	2,948	90
	Bassett Furniture Industries Inc.	6,220	90
*	AMC Networks Inc. Class A	10,285	89
	Townsquare Media Inc. Class A	8,775	89
*	Motorcar Parts of America Inc.	11,829	87
*	EW Scripps Co. Class A	38,350	86
*	Travelzoo	6,702	81
*,1	Barnes & Noble Education Inc.	8,711	81
*,1	Canoo Inc.	80,000	79
*	BARK Inc.	47,471	77
*	Cardlytics Inc.	23,521	75
*	ContextLogic Inc. Class A	13,827	75
*	AMMO Inc.	51,858	74
	Clarus Corp.	16,171	73
*	Playstudios Inc.	47,290	71
	Entravision Communications Corp. Class A	33,461	69
	Marine Products Corp.	7,169	69
*	Superior Industries International Inc.	21,922	67
*	Universal Electronics Inc.	7,274	67
*	Lands' End Inc.	3,804	66
	Lifetime Brands Inc.	9,682	63
	Flexsteel Industries Inc.	1,363	60
	Cato Corp. Class A	11,392	57
*	Century Casinos Inc.	21,934	56
*	Sportsman's Warehouse Holdings Inc.	20,831	56
	NL Industries Inc.	7,172	53
*	ONE Group Hospitality Inc.	14,056	52
*	LiveOne Inc.	54,945	52
*	Vuzix Corp.	43,358	51
*	SES AI Corp.	77,778	50
*	Mesa Air Group Inc.	38,440	47
	Canterbury Park Holding Corp.	2,370	46
*	Red Robin Gourmet Burgers Inc.	10,252	45
*	WW International Inc.	50,419	44
*	RumbleON Inc. Class B	9,093	44

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Duluth Holdings Inc. Class B	10,724	40
*,1	Mondee Holdings Inc.	28,801	40
*	Allbirds Inc. Class A	3,347	39
*	Fossil Group Inc.	31,352	37
*	Purple Innovation Inc.	37,652	37
*	Noodles & Co.	29,201	35
*	Solo Brands Inc. Class A	24,888	35
	Big 5 Sporting Goods Corp.	15,749	33
	CuriosityStream Inc.	16,122	31
*	Sonder Holdings Inc.	6,531	31
*	Izea Worldwide Inc.	10,892	30
*	Spruce Power Holding Corp.	10,214	29
*	Lee Enterprises Inc.	3,230	28
*	Fluent Inc.	5,916	22
*	Genius Brands International Inc.	21,261	18
	Ark Restaurants Corp.	1,363	16
*	Cumulus Media Inc. Class A	11,766	15
*	Brilliant Earth Group Inc. Class A	6,975	15
*	Lulu's Fashion Lounge Holdings Inc.	9,663	15
*	Container Store Group Inc.	1,517	14
*	Urban One Inc.	12,000	13
*,2	Lubys Inc.	14,037	11
*	Surf Air Mobility Inc.	8,272	11
	FAT Brands Inc. Class B	1,964	10
*	Lazydays Holdings Inc.	5,585	8
*	Tile Shop Holdings Inc.	250	2
			4,374,919
Consumer Staples (4.3%)
	Procter & Gamble Co.	1,338,722	231,867
	Coca-Cola Co.	2,206,925	158,590
	PepsiCo Inc.	781,156	132,836
	Philip Morris International Inc.	885,475	107,497
	Mondelez International Inc. Class A	759,232	55,933
	Altria Group Inc.	969,576	49,487
	Colgate-Palmolive Co.	463,652	48,132
	CVS Health Corp.	716,365	45,045
	McKesson Corp.	73,722	36,450
	Kimberly-Clark Corp.	191,620	27,264
	Kenvue Inc.	1,088,325	25,173
	Constellation Brands Inc. Class A	93,301	24,043
	General Mills Inc.	317,524	23,449
	Keurig Dr Pepper Inc.	616,799	23,118
	Corteva Inc.	391,446	23,013
	Cencora Inc.	100,021	22,513
	Sysco Corp.	280,067	21,862
	Kroger Co.	369,333	21,163
*	Monster Beverage Corp.	390,264	20,360
	Archer-Daniels-Midland Co.	272,007	16,250
	Hershey Co.	83,524	16,018
	Kraft Heinz Co.	449,089	15,767
	Church & Dwight Co. Inc.	139,432	14,601
	Kellanova	157,028	12,674
	McCormick & Co. Inc.	143,533	11,813
	Clorox Co.	70,681	11,515
	Tyson Foods Inc. Class A	163,096	9,714
	Conagra Brands Inc.	271,424	8,827
*	US Foods Holding Corp.	139,380	8,572
	Brown-Forman Corp. Class B	166,661	8,200
	Casey's General Stores Inc.	21,175	7,956
	Bunge Global SA	80,515	7,781
*	Performance Food Group Co.	88,577	6,942
	J M Smucker Co.	57,239	6,932
*	Sprouts Farmers Market Inc.	56,957	6,289
	Molson Coors Beverage Co. Class B	98,881	5,688
	Campbell Soup Co.	111,493	5,454
	Hormel Foods Corp.	171,038	5,422
	Lamb Weston Holdings Inc.	81,375	5,268
	Ingredion Inc.	37,221	5,115
*	BellRing Brands Inc.	73,192	4,444

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Freshpet Inc.	27,710	3,790
	Coca-Cola Consolidated Inc.	2,853	3,756
	Walgreens Boots Alliance Inc.	396,605	3,554
	Albertsons Cos. Inc. Class A	181,274	3,350
*	Darling Ingredients Inc.	90,131	3,349
*	Post Holdings Inc.	26,746	3,096
*	Celsius Holdings Inc.	91,510	2,870
	Flowers Foods Inc.	110,542	2,550
	Primo Water Corp.	88,717	2,240
	WD-40 Co.	7,838	2,021
	Lancaster Colony Corp.	10,893	1,923
*	Simply Good Foods Co.	51,472	1,790
	Cal-Maine Foods Inc.	22,542	1,687
	Spectrum Brands Holdings Inc.	14,967	1,424
*	Boston Beer Co. Inc. Class A	4,845	1,401
	Energizer Holdings Inc.	38,855	1,234
*	TreeHouse Foods Inc.	27,549	1,156
	Vector Group Ltd.	75,730	1,130
	J & J Snack Foods Corp.	6,372	1,097
	Brown-Forman Corp. Class A	22,117	1,063
	Edgewell Personal Care Co.	28,108	1,021
	Reynolds Consumer Products Inc.	31,629	984
*	Pilgrim's Pride Corp.	19,852	914
*	Grocery Outlet Holding Corp.	51,821	909
	Andersons Inc.	17,890	897
*	Chefs' Warehouse Inc.	19,429	816
	Universal Corp.	13,549	720
	Utz Brands Inc.	39,956	707
	MGP Ingredients Inc.	8,424	701
*	Vita Coco Co. Inc.	23,255	658
	Weis Markets Inc.	9,267	639
	Fresh Del Monte Produce Inc.	21,615	638
	Ingles Markets Inc. Class A	8,366	624
	WK Kellogg Co.	35,940	615
	National Beverage Corp.	12,628	593
*	Vital Farms Inc.	16,137	566
*	United Natural Foods Inc.	29,066	489
*	Hain Celestial Group Inc.	54,513	470
	SpartanNash Co.	19,535	438
	John B Sanfilippo & Son Inc.	4,482	423
	Seaboard Corp.	131	411
	Turning Point Brands Inc.	9,516	411
*	Herbalife Ltd.	57,130	411
	B&G Foods Inc.	46,053	409
*	Mission Produce Inc.	26,250	336
	ACCO Brands Corp.	59,763	327
	Calavo Growers Inc.	9,730	278
	Tootsie Roll Industries Inc.	8,986	278
*	USANA Health Sciences Inc.	7,235	274
	Limoneira Co.	9,063	240
*,1	Beyond Meat Inc.	35,200	239
	Nu Skin Enterprises Inc. Class A	30,017	221
	Natural Grocers by Vitamin Cottage Inc.	7,025	208
	Oil-Dri Corp. of America	2,532	175
*	Westrock Coffee Co.	26,832	174
*	Duckhorn Portfolio Inc.	27,013	157
*	Mama's Creations Inc.	20,671	151
*	Olaplex Holdings Inc.	61,606	145
*	Seneca Foods Corp. Class A	2,171	135
*	Medifast Inc.	6,610	126
	Lifevantage Corp.	10,023	121
*	Lifeway Foods Inc.	4,583	119
	Village Super Market Inc. Class A	3,508	111
*	Honest Co. Inc.	31,168	111
*	Nature's Sunshine Products Inc.	7,683	105
*	BRC Inc. Class A	25,375	87
*	HF Foods Group Inc.	21,622	77
*	Beauty Health Co.	50,397	72
*	GrowGeneration Corp.	33,292	71
*	PetMed Express Inc.	14,496	53

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	SOW GOOD INC	2,616	31
*	Cibus Inc.	8,186	27
*	Farmer Bros Co.	11,334	22
*	Benson Hill Inc.	1,042	7
*	S&W Seed Co.	18,009	3
*	Bridgford Foods Corp.	252	2
*	Veru Inc.	3,230	2
			1,363,467
Energy (3.6%)
	Exxon Mobil Corp.	2,529,175	296,470
	Chevron Corp.	988,203	145,533
	ConocoPhillips	660,359	69,523
	EOG Resources Inc.	323,963	39,825
	Schlumberger NV	806,342	33,826
	Williams Cos. Inc.	693,517	31,659
	Phillips 66	238,338	31,330
	Marathon Petroleum Corp.	190,643	31,058
	ONEOK Inc.	331,898	30,246
	Kinder Morgan Inc.	1,073,236	23,708
	Valero Energy Corp.	173,300	23,401
	Cheniere Energy Inc.	122,508	22,032
	Hess Corp.	157,919	21,445
	Baker Hughes Co.	565,279	20,435
	Occidental Petroleum Corp.	365,707	18,849
	Diamondback Energy Inc.	108,366	18,682
	Targa Resources Corp.	124,897	18,486
*	First Solar Inc.	58,042	14,478
	Devon Energy Corp.	355,803	13,919
	Halliburton Co.	452,373	13,141
	EQT Corp.	337,788	12,377
	Texas Pacific Land Corp.	11,122	9,840
	Coterra Energy Inc.	400,217	9,585
	Marathon Oil Corp.	317,587	8,457
*	Enphase Energy Inc.	73,733	8,333
	TechnipFMC plc	230,426	6,044
	Ovintiv Inc. (XNYS)	149,612	5,732
	Chesapeake Energy Corp.	68,239	5,613
	APA Corp.	210,588	5,151
	Permian resources Corp.	359,106	4,887
*	Antero Resources Corp.	166,402	4,767
	Chord Energy Corp.	35,240	4,589
*	Southwestern Energy Co.	628,025	4,465
	DT Midstream Inc.	55,074	4,332
	HF Sinclair Corp.	91,165	4,063
	Range Resources Corp.	129,897	3,996
	Weatherford International plc	41,880	3,556
	ChampionX Corp.	108,121	3,260
	Matador Resources Co.	64,686	3,197
	NOV Inc.	199,346	3,184
	Antero Midstream Corp.	195,843	2,947
*	NEXTracker Inc. Class A	77,739	2,914
	Civitas Resources Inc.	55,421	2,808
	Murphy Oil Corp.	82,987	2,800
	Noble Corp. plc	75,972	2,746
*	CNX Resources Corp.	82,417	2,684
	SM Energy Co.	65,682	2,625
	Viper Energy Inc.	57,746	2,605
	Magnolia Oil & Gas Corp. Class A	99,506	2,430
	California Resources Corp.	45,571	2,391
	Cactus Inc. Class A	38,504	2,298
*	Valaris Ltd.	35,624	1,986
*	Tidewater Inc.	27,194	1,952
	Warrior Met Coal Inc.	29,570	1,890
	Northern Oil & Gas Inc.	52,189	1,848
	Archrock Inc.	91,072	1,843
	Peabody Energy Corp.	68,902	1,829
*	Transocean Ltd. (XNYS)	392,812	1,669
	Patterson-UTI Energy Inc.	216,389	1,655
	PBF Energy Inc. Class A	52,846	1,636

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Helmerich & Payne Inc.	51,986	1,581
	Liberty Energy Inc.	82,455	1,574
	Alpha Metallurgical Resources Inc.	6,230	1,471
*	Oceaneering International Inc.	57,997	1,442
	Arch Resources Inc.	9,758	1,348
	CONSOL Energy Inc.	12,789	1,338
*,1	Plug Power Inc.	512,724	1,159
	Kinetik Holdings Inc.	23,445	1,061
*	Gulfport Energy Corp.	6,835	1,035
	World Kinect Corp.	31,256	966
*	Helix Energy Solutions Group Inc.	86,214	957
*	Expro Group Holdings NV	54,600	938
	Crescent Energy Co. Class A	81,985	898
	Sitio Royalties Corp. Class A	42,494	886
*	Calumet Inc.	48,507	864
*	Talos Energy Inc.	77,431	801
*	DNOW Inc.	61,357	793
*	Fluence Energy Inc.	34,546	785
	Atlas Energy Solutions Inc.	35,961	784
*	Ameresco Inc. Class A	18,927	718
*	Sable Offshore Corp.	29,483	697
	Delek US Holdings Inc.	35,434	664
*	MRC Global Inc.	47,190	601
	Select Water Solutions Inc.	52,328	582
*	Par Pacific Holdings Inc.	31,068	547
*	Shoals Technologies Group Inc. Class A	96,663	542
*	Array Technologies Inc.	81,046	535
	Core Laboratories Inc.	28,197	523
*	Green Plains Inc.	37,396	506
*	NextDecade Corp.	106,889	503
[1]	New Fortress Energy Inc.	55,166	501
*	Centrus Energy Corp. Class A	8,941	490
*	Tellurian Inc.	497,073	481
	CVR Energy Inc.	20,447	471
*	American Superconductor Corp.	19,384	457
*	REX American Resources Corp.	9,851	456
	Comstock Resources Inc.	40,216	448
*	Bristow Group Inc.	12,524	434
	SunCoke Energy Inc.	49,276	428
*	Vital Energy Inc.	15,564	419
	Kodiak Gas Services Inc.	14,456	419
*	ProPetro Holding Corp.	51,550	395
*	Nabors Industries Ltd. (XNYS)	5,768	372
	RPC Inc.	56,506	359
	VAALCO Energy Inc.	59,883	344
*,1	ChargePoint Holdings Inc.	237,083	325
*	Newpark Resources Inc.	43,448	301
*	Innovex International Inc.	20,294	298
	Vitesse Energy Inc.	11,801	283
*	EVgo Inc.	65,060	269
	Granite Ridge Resources Inc.	44,076	262
*	Gevo Inc.	150,728	246
	Solaris Energy Infrastructure Inc.	18,958	242
	SandRidge Energy Inc.	19,293	236
*	TETRA Technologies Inc.	75,567	234
*	Matrix Service Co.	18,887	218
*	Summit Midstream Corp.	5,562	195
	Riley Exploration Permian Inc.	7,272	193
*	Montauk Renewables Inc.	36,146	188
	Berry Corp.	34,778	179
*	Amplify Energy Corp.	27,105	177
*	Oil States International Inc.	38,130	175
*	SEACOR Marine Holdings Inc.	17,588	170
*	Hallador Energy Co.	17,929	169
	Ramaco Resources Inc. Class A	14,204	166
*	DMC Global Inc.	12,511	162
*	Natural Gas Services Group Inc.	7,600	145
	HighPeak Energy Inc.	8,974	125
*,1	FuelCell Energy Inc.	319,019	121
	W&T Offshore Inc.	55,570	120

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*,1	Complete Solaria Inc.	41,956	118
	Evolution Petroleum Corp.	21,080	112
*	Geospace Technologies Corp.	10,615	110
	Ranger Energy Services Inc.	9,200	110
*	Forum Energy Technologies Inc.	7,037	109
*	Flotek Industries Inc.	21,368	106
*	TPI Composites Inc.	23,058	105
	NACCO Industries Inc. Class A	3,373	96
*	ProFrac Holding Corp. Class A	14,066	96
*	Aemetis Inc.	41,322	95
	Energy Services of America Corp.	9,862	94
*	Solid Power Inc.	65,146	88
*	Ring Energy Inc.	52,328	84
	Epsilon Energy Ltd.	14,306	84
*	Gulf Island Fabrication Inc.	10,847	61
*	Profire Energy Inc.	33,333	56
*	OPAL Fuels Inc. Class A	15,456	56
*	Ideal Power Inc.	6,716	55
*	Battalion Oil Corp.	5,921	40
*	KLX Energy Services Holdings Inc.	7,099	39
*,1	Stem Inc.	93,455	33
	Ramaco Resources Inc. Class B	3,095	33
*	Empire Petroleum Corp.	5,993	31
*,1	Beam Global	5,797	28
*	BKV Corp.	588	11
	PHX Minerals Inc.	2,323	8
*	Vertex Energy Inc.	26,818	3
*,2	Alta Mesa Resources Inc. Class A	103,408	—
*,2	Novusterra Inc.	2,222	—
			1,119,663
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	987,948	454,713
	JPMorgan Chase & Co.	1,618,657	341,310
	Bank of America Corp.	3,973,451	157,667
	Wells Fargo & Co.	1,935,530	109,338
	S&P Global Inc.	182,210	94,133
	Goldman Sachs Group Inc.	179,296	88,771
	Progressive Corp.	333,277	84,572
	BlackRock Inc.	79,838	75,807
	Morgan Stanley	690,354	71,962
	Citigroup Inc.	1,031,441	64,568
	Chubb Ltd.	218,221	62,933
	Blackstone Inc.	409,989	62,782
	Marsh & McLennan Cos. Inc.	279,395	62,330
	Charles Schwab Corp.	860,554	55,773
	Intercontinental Exchange Inc.	326,480	52,446
	KKR & Co. Inc.	379,172	49,512
	CME Group Inc.	205,087	45,252
	PNC Financial Services Group Inc.	226,411	41,852
	Moody's Corp.	88,148	41,834
	Aon plc Class A (XNYS)	117,188	40,546
	US Bancorp	877,911	40,147
	Aflac Inc.	318,453	35,603
	Arthur J Gallagher & Co.	124,531	35,039
	Truist Financial Corp.	762,633	32,618
	Travelers Cos. Inc.	129,214	30,252
	Bank of New York Mellon Corp.	420,673	30,230
	Allstate Corp.	150,272	28,499
	Apollo Global Management Inc.	226,918	28,344
	MetLife Inc.	338,612	27,929
	American International Group Inc.	366,772	26,859
	Ameriprise Financial Inc.	55,937	26,280
	MSCI Inc.	42,537	24,796
	Prudential Financial Inc.	202,668	24,543
*	Berkshire Hathaway Inc. Class A	34	23,500
*	Arch Capital Group Ltd.	202,827	22,692
	Discover Financial Services	142,754	20,027
	Hartford Financial Services Group Inc.	167,512	19,701
*	Coinbase Global Inc. Class A	109,802	19,563

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Nasdaq Inc.	261,214	19,071
	Willis Towers Watson plc	57,916	17,058
	M&T Bank Corp.	95,179	16,953
	Fifth Third Bancorp	386,865	16,573
	Ares Management Corp. Class A	100,577	15,674
	State Street Corp.	161,382	14,277
	Broadridge Financial Solutions Inc.	66,381	14,274
	T Rowe Price Group Inc.	127,024	13,837
	Brown & Brown Inc.	129,896	13,457
	Raymond James Financial Inc.	105,666	12,940
	Cboe Global Markets Inc.	59,688	12,228
	Huntington Bancshares Inc.	826,276	12,146
	Regions Financial Corp.	519,530	12,121
	Cincinnati Financial Corp.	89,018	12,117
	Principal Financial Group Inc.	131,588	11,303
	First Citizens BancShares Inc. Class A	6,138	11,300
*	Markel Group Inc.	6,977	10,944
	FactSet Research Systems Inc.	21,701	9,979
	Citizens Financial Group Inc.	242,200	9,947
	LPL Financial Holdings Inc.	42,730	9,940
	Northern Trust Corp.	109,022	9,815
	Everest Group Ltd.	24,746	9,696
*	Robinhood Markets Inc. Class A	412,789	9,668
	W R Berkley Corp.	163,116	9,254
	Fidelity National Financial Inc.	147,598	9,160
	KeyCorp.	527,346	8,833
	Loews Corp.	106,381	8,409
	Tradeweb Markets Inc. Class A	66,796	8,261
	Interactive Brokers Group Inc. Class A	59,032	8,227
	Reinsurance Group of America Inc.	37,444	8,158
	RenaissanceRe Holdings Ltd.	29,837	8,128
	Erie Indemnity Co. Class A	14,541	7,850
	Equitable Holdings Inc.	181,613	7,633
	East West Bancorp Inc.	79,481	6,576
	Kinsale Capital Group Inc.	12,650	5,889
	Assurant Inc.	29,193	5,805
	American Financial Group Inc.	43,080	5,799
	Blue Owl Capital Inc.	296,360	5,738
	Carlyle Group Inc.	131,619	5,668
	Annaly Capital Management Inc.	277,785	5,575
	Ally Financial Inc.	155,688	5,541
	Globe Life Inc.	51,172	5,420
	Evercore Inc. Class A	20,712	5,247
	MarketAxess Holdings Inc.	20,421	5,232
	Stifel Financial Corp.	55,383	5,200
	Western Alliance Bancorp	59,508	5,147
	Morningstar Inc.	16,113	5,142
	Primerica Inc.	19,282	5,113
	Unum Group	85,250	5,067
	Jefferies Financial Group Inc.	81,781	5,034
	Houlihan Lokey Inc.	30,085	4,754
	Old Republic International Corp.	133,393	4,725
	First Horizon Corp.	303,121	4,707
	AGNC Investment Corp.	441,283	4,616
	Webster Financial Corp.	98,943	4,612
	SEI Investments Co.	65,893	4,559
	Comerica Inc.	75,651	4,532
	Voya Financial Inc.	55,703	4,413
*	SoFi Technologies Inc.	541,009	4,252
	Invesco Ltd.	240,738	4,227
	SouthState Corp.	43,146	4,193
	Popular Inc.	41,170	4,128
	Wintrust Financial Corp.	38,037	4,128
	Pinnacle Financial Partners Inc.	41,519	4,068
	Zions Bancorp NA	84,398	3,985
	Commerce Bancshares Inc.	65,989	3,920
	Corebridge Financial Inc.	134,336	3,917
	Jackson Financial Inc. Class A	42,757	3,901
	RLI Corp.	24,778	3,840
	MGIC Investment Corp.	146,484	3,750

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Prosperity Bancshares Inc.	51,714	3,727
	Starwood Property Trust Inc.	180,729	3,683
	Cullen/Frost Bankers Inc.	32,701	3,658
	First American Financial Corp.	55,279	3,649
	Essent Group Ltd.	56,684	3,644
	Franklin Resources Inc.	178,539	3,598
	Ryan Specialty Holdings Inc.	54,156	3,595
	Synovus Financial Corp.	76,959	3,422
	Axis Capital Holdings Ltd.	42,897	3,415
	Old National Bancorp	181,196	3,381
	Rithm Capital Corp.	296,082	3,361
	Cadence Bank	102,824	3,275
*	Mr. Cooper Group Inc.	35,305	3,254
	OneMain Holdings Inc.	68,816	3,239
	Selective Insurance Group Inc.	34,462	3,215
	Columbia Banking System Inc.	117,877	3,078
	Lincoln National Corp.	97,467	3,071
	Lazard Inc.	60,541	3,050
	Radian Group Inc.	86,111	2,987
	Glacier Bancorp Inc.	65,098	2,975
	SLM Corp.	126,937	2,903
	FNB Corp.	202,784	2,861
	Affiliated Managers Group Inc.	15,984	2,842
	United Bankshares Inc.	75,345	2,795
	Janus Henderson Group plc	72,682	2,767
	Moelis & Co. Class A	40,187	2,753
	Hanover Insurance Group Inc.	18,573	2,751
	Home BancShares Inc.	101,191	2,741
	Piper Sandler Cos.	9,474	2,689
	TPG Inc.	45,617	2,626
	Bank OZK	60,233	2,589
*	MARA Holdings Inc.	159,148	2,581
	Hancock Whitney Corp.	50,427	2,580
	First Financial Bankshares Inc.	68,285	2,527
	Hamilton Lane Inc. Class A	14,942	2,516
	FirstCash Holdings Inc.	21,624	2,482
	UMB Financial Corp.	23,368	2,456
	Ameris Bancorp	38,381	2,395
	White Mountains Insurance Group Ltd.	1,376	2,334
*	Clearwater Analytics Holdings Inc. Class A	91,551	2,312
	ServisFirst Bancshares Inc.	28,630	2,303
	Valley National Bancorp	251,259	2,276
	Assured Guaranty Ltd.	28,219	2,244
*	Oscar Health Inc. Class A	105,640	2,241
*	Enstar Group Ltd.	6,463	2,078
	Kemper Corp.	33,760	2,068
	Walker & Dunlop Inc.	18,023	2,047
	United Community Banks Inc.	68,523	1,993
	Atlantic Union Bankshares Corp.	52,415	1,974
	CNO Financial Group Inc.	55,760	1,957
*	Texas Capital Bancshares Inc.	27,062	1,934
*	Axos Financial Inc.	30,553	1,921
	First BanCorp (XNYS)	90,352	1,913
*	Baldwin Insurance Group Inc.	38,374	1,911
	BGC Group Inc. Class A	207,741	1,907
	New York Community Bancorp Inc.	169,399	1,902
	Fulton Financial Corp.	103,159	1,870
	StepStone Group Inc. Class A	32,802	1,864
*	NMI Holdings Inc.	45,224	1,863
	Eastern Bankshares Inc.	113,247	1,856
	International Bancshares Corp.	31,027	1,855
	Blackstone Mortgage Trust Inc. Class A	95,796	1,821
	Associated Banc-Corp.	82,963	1,787
	Artisan Partners Asset Management Inc. Class A	40,140	1,739
	Federated Hermes Inc.	47,283	1,739
	WSFS Financial Corp.	33,791	1,723
*	Genworth Financial Inc.	251,275	1,721
	First Hawaiian Inc.	74,226	1,718
	Cathay General Bancorp	39,639	1,702
*	Upstart Holdings Inc.	42,290	1,692

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Community Financial System Inc.	29,110	1,690
	PennyMac Financial Services Inc.	14,676	1,673
	WaFd Inc.	47,477	1,655
*	Brighthouse Financial Inc.	35,261	1,588
	PJT Partners Inc. Class A	11,884	1,585
[1]	Arbor Realty Trust Inc.	100,107	1,558
	BankUnited Inc.	41,509	1,513
	Cohen & Steers Inc.	15,633	1,500
*	Rocket Cos. Inc. Class A	76,124	1,461
	Victory Capital Holdings Inc. Class A	26,348	1,460
[1]	Bank of Hawaii Corp.	22,973	1,442
	Virtu Financial Inc. Class A	47,319	1,441
	Park National Corp.	8,463	1,422
	Simmons First National Corp. Class A	65,515	1,411
	First Interstate BancSystem Inc. Class A	45,601	1,399
	CVB Financial Corp.	78,097	1,392
	Bread Financial Holdings Inc.	29,223	1,390
*	Bancorp Inc.	25,794	1,380
*	Palomar Holdings Inc.	14,522	1,375
	Independent Bank Corp. (XNGS)	23,186	1,371
	First Financial Bancorp	52,056	1,313
	Pacific Premier Bancorp Inc.	52,120	1,311
	Seacoast Banking Corp. of Florida	48,963	1,305
	Provident Financial Services Inc.	70,003	1,299
	BOK Financial Corp.	12,377	1,295
*	StoneX Group Inc.	15,562	1,274
	OFG Bancorp	27,793	1,248
*	Credit Acceptance Corp.	2,770	1,228
	Towne Bank	37,138	1,228
*	Enova International Inc.	14,394	1,206
	Independent Bank Group Inc.	20,849	1,202
	Banner Corp.	20,102	1,197
	Stewart Information Services Corp.	15,887	1,187
	BancFirst Corp.	10,962	1,154
	Heartland Financial USA Inc.	20,327	1,153
*	Riot Platforms Inc.	151,187	1,122
*	Goosehead Insurance Inc. Class A	12,292	1,098
	NBT Bancorp Inc.	24,797	1,097
	First Merchants Corp.	29,352	1,092
	Banc of California Inc.	73,385	1,081
	Renasant Corp.	33,033	1,074
	Enterprise Financial Services Corp.	20,850	1,069
*	Triumph Financial Inc.	12,867	1,023
	Stock Yards Bancorp Inc.	16,138	1,000
	FB Financial Corp.	20,905	981
	City Holding Co.	8,304	975
	Mercury General Corp.	15,351	967
	Trustmark Corp.	30,045	956
	First Commonwealth Financial Corp.	55,714	955
	Pathward Financial Inc.	14,441	953
	Northwest Bancshares Inc.	70,851	948
	Federal Agricultural Mortgage Corp. Class C	5,012	939
	Lakeland Financial Corp.	14,380	936
	National Bank Holdings Corp. Class A	21,977	925
	First Bancorp/Southern Pines NC	21,940	912
	WesBanco Inc.	30,159	898
	Live Oak Bancshares Inc.	18,538	878
	Hope Bancorp Inc.	69,627	875
	Hilltop Holdings Inc.	26,847	863
	Virtus Investment Partners Inc.	4,062	851
	Horace Mann Educators Corp.	23,916	836
	S&T Bancorp Inc.	19,478	817
	First Busey Corp.	30,551	795
	Compass Diversified Holdings	35,777	792
	Two Harbors Investment Corp.	56,818	789
	Sandy Spring Bancorp Inc.	25,008	784
	Veritex Holdings Inc.	29,581	779
	Apollo Commercial Real Estate Finance Inc.	83,951	772
*	Customers Bancorp Inc.	16,504	767
	Ladder Capital Corp.	66,158	767

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	SiriusPoint Ltd.	53,310	764
	WisdomTree Inc.	76,411	763
	Westamerica BanCorp	15,417	762
*	Trupanion Inc.	18,136	761
*	Skyward Specialty Insurance Group Inc.	18,306	746
	MFA Financial Inc. REIT	58,374	743
	Nelnet Inc. Class A	6,317	716
	Ready Capital Corp.	92,761	708
	Berkshire Hills Bancorp Inc.	26,209	706
	PennyMac Mortgage Investment Trust	49,530	706
	Safety Insurance Group Inc.	8,637	706
	Nicolet Bankshares Inc.	7,345	702
	Employers Holdings Inc.	14,619	701
	Enact Holdings Inc.	18,951	688
	Chimera Investment Corp.	43,463	688
	Stellar Bancorp Inc.	26,379	683
	QCR Holdings Inc.	8,900	659
*	LendingClub Corp.	57,039	652
	German American Bancorp Inc.	16,557	642
	OceanFirst Financial Corp.	34,539	642
	Navient Corp.	40,535	632
	Peoples Bancorp Inc.	20,403	614
*	Encore Capital Group Inc.	12,969	613
	ARMOUR Residential REIT Inc.	29,495	602
	TriCo Bancshares	13,913	593
	Preferred Bank	7,335	589
	Franklin BSP Realty Trust Inc. REIT	44,939	587
	Southside Bancshares Inc.	17,377	581
	Cannae Holdings Inc.	30,164	575
	Ellington Financial Inc.	44,337	572
	Perella Weinberg Partners	29,402	568
	Dynex Capital Inc.	43,225	552
	Origin Bancorp Inc.	16,930	544
	Redwood Trust Inc.	70,292	543
	AMERISAFE Inc.	11,158	539
	Dime Community Bancshares Inc.	18,567	535
	ConnectOne Bancorp Inc.	21,040	527
	Claros Mortgage Trust Inc.	69,676	522
	Premier Financial Corp.	21,583	507
*	Lemonade Inc.	30,658	506
	First Bancshares Inc.	15,398	495
*	PRA Group Inc.	21,778	487
	Bank First Corp.	5,284	479
	Brookline Bancorp Inc.	47,000	474
*	ProAssurance Corp.	31,238	470
	HCI Group Inc.	4,315	462
	F&G Annuities & Life Inc.	10,234	458
	Brightspire Capital Inc.	81,538	457
	UWM Holdings Corp.	52,840	450
	Merchants Bancorp	9,770	439
	Univest Financial Corp.	15,566	438
*	NB Bancorp Inc.	23,311	433
	Community Trust Bancorp Inc.	8,647	429
	Amalgamated Financial Corp.	13,489	423
	Tompkins Financial Corp.	7,242	419
	Central Pacific Financial Corp.	13,960	412
	Brightsphere Investment Group Inc.	16,135	410
	Heritage Financial Corp.	18,765	409
	KKR Real Estate Finance Trust Inc.	33,154	409
*	CrossFirst Bankshares Inc.	24,285	405
*	Open Lending Corp.	65,727	402
	Mercantile Bank Corp.	9,126	399
	First Mid Bancshares Inc.	10,212	397
*	LendingTree Inc.	6,847	397
	Independent Bank Corp.	11,625	388
	Burke & Herbert Financial Services Corp.	6,339	387
	Business First Bancshares Inc.	14,658	376
	Eagle Bancorp Inc.	16,614	375
	Amerant Bancorp Inc.	17,034	364
	Camden National Corp.	8,651	357

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Old Second Bancorp Inc.	22,895	357
	Metrocity Bankshares Inc.	11,636	356
	Byline Bancorp Inc.	13,228	354
	TFS Financial Corp.	27,560	354
	TrustCo Bank Corp. NY	10,654	352
	Heritage Commerce Corp.	34,558	341
	Hanmi Financial Corp.	18,145	337
	First Community Bankshares Inc.	7,602	328
	Great Southern Bancorp Inc.	5,702	327
	Orchid Island Capital Inc.	39,748	327
	TPG RE Finance Trust Inc.	38,054	325
	Orrstown Financial Services Inc.	9,005	324
*	Metropolitan Bank Holding Corp.	6,144	323
	Republic Bancorp Inc. Class A	4,925	322
	HomeTrust Bancshares Inc.	9,354	319
	Capitol Federal Financial Inc.	54,368	318
	Invesco Mortgage Capital Inc. REIT	33,905	318
	Universal Insurance Holdings Inc.	14,064	312
*	Ambac Financial Group Inc.	27,474	308
*	EZCorp. Inc. Class A	26,988	303
	Horizon Bancorp Inc.	19,142	298
	First Financial Corp.	6,773	297
	Southern Missouri Bancorp Inc.	5,253	297
	1st Source Corp.	4,929	295
	Midland States Bancorp Inc.	13,013	291
	New York Mortgage Trust Inc.	45,781	290
	Equity Bancshares Inc. Class A	7,038	288
	Bar Harbor Bankshares	9,235	285
*	Coastal Financial Corp.	5,283	285
	Peoples Financial Services Corp.	6,034	283
	SmartFinancial Inc.	9,404	274
	Five Star Bancorp	9,233	274
	Northeast Bank	3,544	273
	Diamond Hill Investment Group Inc.	1,651	267
	Peapack-Gladstone Financial Corp.	9,717	266
*	Firstsun Capital Bancorp	6,223	265
	GCM Grosvenor Inc. Class A	23,199	263
	Farmers National Banc Corp.	17,316	262
	Shore Bancshares Inc.	18,749	262
	Esquire Financial Holdings Inc.	4,016	262
	Capital City Bank Group Inc.	7,275	257
	United Fire Group Inc.	12,139	254
	P10 Inc. Class A	23,311	250
	HarborOne Bancorp Inc.	18,199	236
*	World Acceptance Corp.	1,988	235
	Arrow Financial Corp.	7,971	228
	Kearny Financial Corp.	32,716	225
	Oppenheimer Holdings Inc. Class A	4,389	225
[1]	Hingham Institution for Savings	920	224
*	Greenlight Capital Re Ltd. Class A	16,135	220
	Mid Penn Bancorp Inc.	7,285	217
	Washington Trust Bancorp Inc.	6,665	215
	RBB Bancorp	9,289	214
	Community West Bancshares	11,111	214
	NewtekOne Inc.	16,945	211
	Farmers & Merchants Bancorp Inc.	7,597	210
	Investors Title Co.	894	205
	CNB Financial Corp.	8,464	204
*	Bridgewater Bancshares Inc.	14,304	203
	MidWestOne Financial Group Inc.	7,129	203
*	Carter Bankshares Inc.	11,652	203
	Financial Institutions Inc.	7,834	200
	Enterprise Bancorp Inc.	6,216	199
	HBT Financial Inc.	9,105	199
	First Bank	12,851	195
	First Foundation Inc.	31,077	194
*	Columbia Financial Inc.	11,296	193
	Tiptree Inc.	9,815	192
*	American Coastal Insurance Corp. Class C	16,827	190
	Primis Financial Corp.	15,599	190

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	TWFG Inc.	6,990	190
	Citizens & Northern Corp.	9,606	189
	Civista Bancshares Inc.	10,399	185
	HomeStreet Inc.	11,667	184
	Bank of Marin Bancorp	9,121	183
	Regional Management Corp.	5,600	183
	South Plains Financial Inc.	5,394	183
	Chicago Atlantic Real Estate Finance Inc.	11,650	181
*	Southern First Bancshares Inc.	5,285	180
	First Business Financial Services Inc.	3,930	179
*	Selectquote Inc.	81,904	178
*	California BanCorp	12,064	178
	Citizens Financial Services Inc.	3,001	176
	Crawford & Co. Class A	15,975	175
	Sierra Bancorp	5,990	173
	ChoiceOne Financial Services Inc.	5,565	172
	First of Long Island Corp.	13,193	170
	Northrim BanCorp Inc.	2,383	170
	PCB Bancorp	8,911	167
	ACNB Corp.	3,827	167
*	Hagerty Inc. Class A	16,280	166
	Timberland Bancorp Inc.	5,382	163
	Fidelity D&D Bancorp Inc.	3,297	163
	Flushing Financial Corp.	11,023	161
	Colony Bankcorp Inc.	10,400	161
*	Third Coast Bancshares Inc.	5,956	159
	AG Mortgage Investment Trust Inc.	20,734	156
	Plumas Bancorp	3,790	155
	West BanCorp. Inc.	8,088	154
	Home Bancorp Inc.	3,408	152
	Virginia National Bankshares Corp.	3,570	149
	Guaranty Bancshares Inc.	4,270	147
	Greene County Bancorp Inc.	4,767	147
*	loanDepot Inc. Class A	53,726	147
	John Marshall Bancorp Inc.	7,315	145
*	Velocity Financial Inc.	7,290	143
	NexPoint Diversified Real Estate Trust	22,679	142
*	Heritage Insurance Holdings Inc.	11,317	139
	ESSA Bancorp Inc.	7,194	138
	First Bancorp Inc. (XNGS)	5,127	135
	Orange County Bancorp Inc.	2,243	135
	Princeton Bancorp Inc.	3,621	134
	FS Bancorp Inc.	2,949	131
	First Community Corp.	6,074	130
	Southern States Bancshares Inc.	4,245	130
*	Hippo Holdings Inc.	7,730	130
	Evans Bancorp Inc.	3,302	129
*	Dave Inc.	3,240	129
	Capital Bancorp Inc.	4,980	128
	MVB Financial Corp.	6,548	127
	Penns Woods Bancorp Inc.	5,341	127
	Alerus Financial Corp.	5,558	127
*	Security National Financial Corp. Class A	13,798	127
	Chemung Financial Corp.	2,619	126
	Red River Bancshares Inc.	2,422	126
	Northeast Community Bancorp Inc.	4,733	125
*	Root Inc. Class A	3,321	125
	C&F Financial Corp.	2,127	124
*	Finwise Bancorp	7,943	124
	Middlefield Banc Corp.	4,286	123
	Investar Holding Corp.	6,312	122
*,1	Citizens Inc.	33,400	121
	Parke Bancorp Inc.	5,753	120
	First Internet Bancorp	3,460	119
	James River Group Holdings Ltd.	18,918	119
	Granite Point Mortgage Trust Inc.	37,105	118
	ACRES Commercial Realty Corp.	7,472	117
	AFC Gamma Inc.	11,453	117
*	Bowhead Specialty Holdings Inc.	4,175	117
	Donegal Group Inc. Class A	7,832	115

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Western New England Bancorp Inc.	13,588	115
	Citizens Community Bancorp Inc.	8,019	114
	Oak Valley Bancorp	4,143	110
*	Ponce Financial Group Inc.	9,403	110
	Seven Hills Realty Trust	7,894	109
	BCB Bancorp Inc.	8,752	108
*	Pioneer Bancorp Inc.	9,829	108
	USCB Financial Holdings Inc.	7,092	108
	LCNB Corp.	7,096	107
	United Security Bancshares	12,285	107
	Meridian Corp.	8,472	107
*	First Western Financial Inc.	5,229	105
	William Penn Bancorp Inc.	8,580	105
	Bank7 Corp.	2,764	104
*	MBIA Inc.	28,874	103
*	Affinity Bancshares Inc.	4,831	103
*	Finance Of America Cos. Inc. Class A	8,865	103
	Ellington Credit Co.	14,570	102
	MainStreet Bancshares Inc.	5,552	102
	National Bankshares Inc.	3,377	101
	Guild Holdings Co. Class A	6,055	101
*	ECB Bancorp Inc.	7,042	101
*	FVCBankcorp Inc.	7,664	100
	Norwood Financial Corp.	3,621	100
	Westwood Holdings Group Inc.	7,041	100
*	Onity Group Inc.	3,091	99
	Sachem Capital Corp.	39,216	99
*	Abacus Life Inc.	9,804	99
	Union Bankshares Inc.	3,794	98
	Unity Bancorp Inc.	2,794	95
	Richmond Mutual BanCorp. Inc.	7,348	95
*	Better Home & Finance Holding Co.	5,350	95
	BayCom Corp.	3,821	91
	Waterstone Financial Inc.	6,162	91
	Peoples Bancorp of North Carolina Inc.	3,475	88
*	Forge Global Holdings Inc.	67,000	88
	Bankwell Financial Group Inc.	2,912	87
*	Kingsway Financial Services Inc.	10,215	85
	Nexpoint Real Estate Finance Inc.	5,255	82
*	Provident Bancorp Inc.	7,482	81
	Provident Financial Holdings Inc.	5,547	80
*	Consumer Portfolio Services Inc.	8,509	80
*	Porch Group Inc.	52,056	80
	Northfield Bancorp Inc.	6,848	79
*	Kingstone Cos. Inc.	8,512	78
	Ames National Corp.	4,288	78
	Silvercrest Asset Management Group Inc. Class A	4,417	76
	Finward Bancorp	2,353	75
*	Blue Foundry Bancorp	7,049	72
*	Sterling Bancorp Inc.	15,111	69
	Territorial Bancorp Inc.	6,581	69
	Lument Finance Trust Inc.	27,115	69
	OP Bancorp	5,487	68
*	AlTi Global Inc.	18,087	68
*	Maiden Holdings Ltd.	38,102	67
	First Savings Financial Group Inc.	2,763	66
	Hawthorn Bancshares Inc.	2,619	66
*	BV Financial Inc.	4,320	66
	Medallion Financial Corp.	7,935	65
	First United Corp.	2,145	64
	Angel Oak Mortgage REIT Inc.	6,112	64
	First Financial Northwest Inc.	2,715	61
	Eagle Bancorp Montana Inc.	3,864	61
*	Heritage Global Inc.	34,014	58
[1]	B Riley Financial Inc.	10,511	55
	Sunrise Realty Trust Inc.	3,817	55
*	eHealth Inc.	13,185	54
	First Guaranty Bancshares Inc.	4,672	50
	Linkbancorp Inc.	7,578	49
	BankFinancial Corp.	3,897	47

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Great Ajax Corp.	13,742	46
	First National Corp.	2,392	42
	Franklin Financial Services Corp.	1,372	41
	AmeriServ Financial Inc.	15,247	40
	First Northwest Bancorp	3,587	38
	Manhattan Bridge Capital Inc.	6,830	38
	Summit State Bank	4,372	37
*	Great Elm Group Inc.	18,596	36
	Hennessy Advisors Inc.	3,282	33
	Riverview Bancorp Inc.	6,661	31
	First Capital Inc.	861	30
*	GoHealth Inc. Class A	3,042	29
*	Blue Ridge Bankshares Inc.	9,916	28
*	Old Market Capital Corp.	3,692	23
*	Broadway Financial Corp	3,045	20
*	Bakkt Holdings Inc.	2,022	19
*	SR Bancorp Inc.	1,334	15
			3,444,036
Health Care (11.5%)
	Eli Lilly & Co.	486,495	431,005
	UnitedHealth Group Inc.	525,273	307,117
	Johnson & Johnson	1,369,843	221,997
	AbbVie Inc.	1,005,145	198,496
	Merck & Co. Inc.	1,441,617	163,710
	Thermo Fisher Scientific Inc.	217,209	134,359
	Abbott Laboratories	989,866	112,855
	Danaher Corp.	369,216	102,649
*	Intuitive Surgical Inc.	201,791	99,134
	Amgen Inc.	305,385	98,398
	Pfizer Inc.	3,220,709	93,207
	Stryker Corp.	195,174	70,509
*	Boston Scientific Corp.	837,818	70,209
	Elevance Health Inc.	131,658	68,462
*	Vertex Pharmaceuticals Inc.	146,686	68,221
	Medtronic plc	729,278	65,657
*	Regeneron Pharmaceuticals Inc.	61,632	64,790
	Bristol-Myers Squibb Co.	1,155,137	59,767
	Gilead Sciences Inc.	709,597	59,493
	Cigna Group	158,986	55,079
	Zoetis Inc.	232,177	45,363
	HCA Healthcare Inc.	102,890	41,818
	Becton Dickinson & Co.	164,400	39,637
	Agilent Technologies Inc.	165,898	24,633
*	IDEXX Laboratories Inc.	46,459	23,472
	GE HealthCare Technologies Inc.	247,131	23,193
*	IQVIA Holdings Inc.	97,640	23,138
*	Edwards Lifesciences Corp.	343,225	22,649
*	Centene Corp.	299,490	22,546
	Humana Inc.	68,490	21,694
	ResMed Inc.	83,502	20,385
*	Alnylam Pharmaceuticals Inc.	73,157	20,120
*	Veeva Systems Inc. Class A	83,007	17,421
*	Biogen Inc.	83,260	16,139
	Cardinal Health Inc.	138,926	15,354
*	DexCom Inc.	228,354	15,309
	STERIS plc	56,209	13,633
*	Moderna Inc.	197,055	13,169
	Zimmer Biomet Holdings Inc.	116,129	12,536
*	Cooper Cos. Inc.	113,556	12,530
	West Pharmaceutical Services Inc.	41,331	12,406
*	Waters Corp.	33,749	12,146
*	Illumina Inc.	90,438	11,794
*	Molina Healthcare Inc.	33,427	11,518
	Baxter International Inc.	291,709	11,076
*	Hologic Inc.	132,301	10,777
	Labcorp Holdings Inc.	47,670	10,653
*	Align Technology Inc.	40,304	10,250
	Quest Diagnostics Inc.	63,463	9,853
*	Avantor Inc.	367,744	9,514

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Insulet Corp.	39,919	9,291
*	United Therapeutics Corp.	25,327	9,076
*	Tenet Healthcare Corp.	54,438	9,048
	Revvity Inc.	69,947	8,936
*	Natera Inc.	66,561	8,450
	Viatris Inc.	675,598	7,844
*	BioMarin Pharmaceutical Inc.	108,671	7,638
*	Vaxcyte Inc.	65,867	7,527
	Universal Health Services Inc. Class B	32,174	7,368
	Bio-Techne Corp.	90,295	7,217
*	Exact Sciences Corp.	105,576	7,192
*	Insmed Inc.	98,116	7,162
	Teleflex Inc.	26,855	6,642
*	Neurocrine Biosciences Inc.	57,350	6,608
*	Sarepta Therapeutics Inc.	51,597	6,444
*	Incyte Corp.	93,590	6,186
	Royalty Pharma plc Class A	217,280	6,147
*	Catalent Inc.	97,862	5,927
*	Charles River Laboratories International Inc.	29,334	5,778
	Encompass Health Corp.	57,292	5,537
*	Solventum Corp.	78,287	5,458
*	Henry Schein Inc.	72,027	5,251
	Chemed Corp.	8,512	5,115
*	Medpace Holdings Inc.	14,116	4,712
	Ensign Group Inc.	32,384	4,657
*	Globus Medical Inc. Class A	64,054	4,582
*	Repligen Corp.	30,498	4,539
*	Lantheus Holdings Inc.	39,641	4,351
*	Elanco Animal Health Inc. (XNYS)	284,322	4,177
*	Intra-Cellular Therapies Inc.	56,758	4,153
	Bruker Corp.	59,726	4,125
*	Halozyme Therapeutics Inc.	71,493	4,092
*	Penumbra Inc.	20,817	4,045
*	Exelixis Inc.	155,686	4,040
*	HealthEquity Inc.	49,113	4,020
*	DaVita Inc.	23,899	3,918
*	REVOLUTION Medicines Inc.	85,654	3,884
*	Glaukos Corp.	29,750	3,876
*	Viking Therapeutics Inc.	60,602	3,837
*	Jazz Pharmaceuticals plc	33,280	3,708
*	Bio-Rad Laboratories Inc. Class A	11,059	3,700
*	Masimo Corp.	27,478	3,664
*	Inspire Medical Systems Inc.	17,030	3,594
*	Cytokinetics Inc.	66,185	3,495
*	Blueprint Medicines Corp.	36,562	3,382
*	Ionis Pharmaceuticals Inc.	80,797	3,237
*	Acadia Healthcare Co. Inc.	50,166	3,181
*	Merit Medical Systems Inc.	31,677	3,131
	Dentsply Sirona Inc.	115,383	3,122
*	Option Care Health Inc.	97,075	3,038
*	Avidity Biosciences Inc.	63,775	2,929
*	Roivant Sciences Ltd.	251,719	2,905
*	TransMedics Group Inc.	18,211	2,859
	Organon & Co.	147,014	2,812
*	Ultragenyx Pharmaceutical Inc.	50,289	2,794
*	Krystal Biotech Inc.	14,744	2,684
*	RadNet Inc.	38,484	2,670
*	Doximity Inc. Class A	60,544	2,638
*	Alkermes plc	93,794	2,625
*	ADMA Biologics Inc.	128,182	2,562
*	Integer Holdings Corp.	18,878	2,454
*	ICU Medical Inc.	13,423	2,446
*	Nuvalent Inc. Class A	23,814	2,436
*	Haemonetics Corp.	29,026	2,333
*	Corcept Therapeutics Inc.	50,317	2,329
*	PROCEPT BioRobotics Corp.	28,654	2,296
*	Madrigal Pharmaceuticals Inc.	10,527	2,234
*	Crinetics Pharmaceuticals Inc.	43,415	2,218
*	Biohaven Ltd.	43,063	2,152
*	Axsome Therapeutics Inc.	23,283	2,092

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Perrigo Co. plc	78,857	2,068
*	Bridgebio Pharma Inc.	80,988	2,062
*	Arcellx Inc.	24,682	2,061
	Select Medical Holdings Corp.	57,939	2,020
*	Prestige Consumer Healthcare Inc.	27,730	1,999
*	Axonics Inc.	27,777	1,933
*	Envista Holdings Corp.	96,648	1,910
*	TG Therapeutics Inc.	80,610	1,885
*	Rhythm Pharmaceuticals Inc.	35,563	1,863
*	Amedisys Inc.	18,874	1,822
*	Evolent Health Inc. Class A	64,324	1,819
*	Neogen Corp.	108,185	1,819
*	Amicus Therapeutics Inc.	169,199	1,807
*	Hims & Hers Health Inc.	96,061	1,769
*	Denali Therapeutics Inc.	59,862	1,744
*	Dyne Therapeutics Inc.	48,028	1,725
*	Apellis Pharmaceuticals Inc.	59,711	1,722
*	CorVel Corp.	5,242	1,714
*	PTC Therapeutics Inc.	45,413	1,685
*	Tandem Diabetes Care Inc.	36,741	1,558
*	Guardant Health Inc.	66,566	1,527
*	Protagonist Therapeutics Inc.	33,541	1,509
*	Geron Corp. (XNGS)	332,194	1,508
*	Veracyte Inc.	44,111	1,502
*	Sotera Health Co.	88,671	1,481
*	Iovance Biotherapeutics Inc.	156,736	1,472
*	Twist Bioscience Corp.	32,257	1,457
*	Ideaya Biosciences Inc.	45,187	1,432
*	Surgery Partners Inc.	44,271	1,427
*	QuidelOrtho Corp.	31,069	1,417
*	Agios Pharmaceuticals Inc.	31,700	1,408
*	Enovis Corp.	32,254	1,389
*	Addus HomeCare Corp.	10,236	1,362
*	Myriad Genetics Inc.	49,667	1,360
*	iRhythm Technologies Inc.	18,270	1,356
*,1	Summit Therapeutics Inc. (XNMS)	61,923	1,356
*	Arrowhead Pharmaceuticals Inc.	69,617	1,348
*	Astrana Health Inc.	23,083	1,337
*	Celldex Therapeutics Inc.	37,694	1,281
*	Apogee Therapeutics Inc.	21,775	1,279
*	UFP Technologies Inc.	4,021	1,273
*	Kymera Therapeutics Inc.	26,765	1,267
*	10X Genomics Inc. Class A	55,634	1,256
*	Azenta Inc.	25,854	1,252
*	SpringWorks Therapeutics Inc.	39,049	1,251
*	Edgewise Therapeutics Inc.	46,722	1,247
*	Catalyst Pharmaceuticals Inc.	62,256	1,238
	CONMED Corp.	16,965	1,220
*	Vericel Corp.	27,851	1,177
*	R1 RCM Inc.	82,237	1,165
*	CG oncology Inc.	30,524	1,152
*	Inari Medical Inc.	27,915	1,151
*	Intellia Therapeutics Inc.	54,816	1,126
*	Omnicell Inc.	25,456	1,110
*	Immunovant Inc.	38,493	1,097
	Premier Inc. Class A	54,742	1,095
*	Novavax Inc.	86,625	1,094
*	ACADIA Pharmaceuticals Inc.	70,252	1,080
*	Beam Therapeutics Inc.	43,842	1,074
*	Vera Therapeutics Inc.	24,252	1,072
*	Privia Health Group Inc.	58,542	1,066
*	Amphastar Pharmaceuticals Inc.	21,873	1,061
*	NeoGenomics Inc.	71,170	1,050
	LeMaitre Vascular Inc.	11,228	1,043
*	Keros Therapeutics Inc.	17,913	1,040
*	Fortrea Holdings Inc.	51,391	1,028
*	STAAR Surgical Co.	27,342	1,016
*	Akero Therapeutics Inc.	35,300	1,013
*	Ligand Pharmaceuticals Inc.	10,105	1,011
*	Mirum Pharmaceuticals Inc.	25,896	1,010

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Patterson Cos. Inc.	46,032	1,005
*	RxSight Inc.	20,265	1,002
*	Supernus Pharmaceuticals Inc.	30,999	967
	National HealthCare Corp.	7,520	946
*	Novocure Ltd.	60,525	946
*	Recursion Pharmaceuticals Inc. Class A	139,933	922
*	Teladoc Health Inc.	99,934	917
*	Viridian Therapeutics Inc.	40,284	916
*	CareDx Inc.	28,981	905
*	MannKind Corp.	143,604	903
*	Arvinas Inc.	36,107	889
*	PACS Group Inc.	22,221	888
*	Ardelyx Inc.	126,893	874
*	Soleno Therapeutics Inc.	17,194	868
*	Nurix Therapeutics Inc.	38,371	862
*	BioCryst Pharmaceuticals Inc.	112,297	853
*	Certara Inc.	72,339	847
*	Syndax Pharmaceuticals Inc.	43,697	841
*	Janux Therapeutics Inc.	17,806	809
*	Warby Parker Inc. Class A	48,712	795
*	Dynavax Technologies Corp.	70,525	786
*	Xencor Inc.	39,087	786
*	Spyre Therapeutics Inc.	26,048	766
*	Rocket Pharmaceuticals Inc.	40,854	755
	US Physical Therapy Inc.	8,804	745
*	Kura Oncology Inc.	37,481	732
*	Harrow Inc.	16,176	727
*	Integra LifeSciences Holdings Corp.	40,033	727
*	Avadel Pharmaceuticals plc	55,151	723
*	Ocular Therapeutix Inc.	82,708	720
*	AtriCure Inc.	25,152	705
*	agilon health Inc.	179,287	705
*	Progyny Inc.	41,988	704
*	Owens & Minor Inc.	44,220	694
*	Brookdale Senior Living Inc.	102,092	693
*	Harmony Biosciences Holdings Inc.	17,247	690
*	Alignment Healthcare Inc.	58,198	688
*	Avanos Medical Inc.	28,400	682
*	Phreesia Inc.	29,673	676
*	Tarsus Pharmaceuticals Inc.	20,512	675
*	BioLife Solutions Inc.	26,858	673
*	Waystar Holding Corp.	24,078	672
*,1	Cassava Sciences Inc.	22,650	667
*	Amneal Pharmaceuticals Inc.	79,537	662
*	Longboard Pharmaceuticals Inc.	19,700	657
*	Cogent Biosciences Inc.	59,864	647
*	ANI Pharmaceuticals Inc.	10,785	643
*	Collegium Pharmaceutical Inc.	16,495	637
*	Relay Therapeutics Inc.	87,855	622
*	Artivion Inc.	22,898	610
*	Pennant Group Inc.	16,923	604
*	Travere Therapeutics Inc.	42,705	597
*	Clover Health Investments Corp.	211,249	596
*	Day One Biopharmaceuticals Inc.	42,653	594
*	AdaptHealth Corp.	52,704	592
*	Neumora Therapeutics Inc.	44,463	587
*	Innoviva Inc.	29,917	578
*	Pediatrix Medical Group Inc.	48,204	559
*	Praxis Precision Medicines Inc.	9,603	553
*	Maravai LifeSciences Holdings Inc. Class A	65,709	546
*	Applied Therapeutics Inc.	62,558	532
*	Arcutis Biotherapeutics Inc.	55,776	519
*	Phathom Pharmaceuticals Inc.	28,726	519
*	Enliven Therapeutics Inc.	19,984	510
*	Evolus Inc.	31,288	507
*	Vir Biotechnology Inc.	67,455	505
*	Healthcare Services Group Inc.	44,966	502
*	Disc Medicine Inc.	9,888	486
*	Kiniksa Pharmaceuticals	19,266	481
*	ARS Pharmaceuticals Inc.	33,077	480

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	BrightSpring Health Services Inc.	32,144	472
*	Community Health Systems Inc.	77,365	470
*	Cullinan Therapeutics Inc.	27,840	466
*	Zymeworks Inc.	36,825	462
	Embecta Corp.	32,695	461
*	Avid Bioservices Inc.	38,920	443
*	89bio Inc.	56,508	418
*,1	ImmunityBio Inc.	111,984	417
*	Perspective Therapeutics Inc.	31,115	415
*	LifeStance Health Group Inc.	58,888	412
*	Pliant Therapeutics Inc.	36,091	405
*	Pacira BioSciences Inc.	26,575	400
*	Arcus Biosciences Inc.	26,079	399
*	Adaptive Biotechnologies Corp.	77,298	396
*	MiMedx Group Inc.	67,048	396
*	PetIQ Inc.	12,774	393
*	Castle Biosciences Inc.	13,516	385
	HealthStream Inc.	13,312	384
*	ORIC Pharmaceuticals Inc.	37,327	383
*	Olema Pharmaceuticals Inc.	31,986	382
*	Savara Inc.	89,092	378
*	AnaptysBio Inc.	11,181	375
*	GeneDx Holdings Corp.	8,766	372
*	Cytek Biosciences Inc.	66,622	369
*	Dianthus Therapeutics Inc.	13,412	367
*	Stoke Therapeutics Inc.	29,613	364
*	Immunome Inc.	24,849	363
*	Orthofix Medical Inc.	22,667	354
*	Cargo Therapeutics Inc.	19,086	352
*	Standard Bio Tools Inc.	181,466	350
*	Replimune Group Inc.	31,530	346
*	Concentra Group Holdings Parent Inc.	15,456	346
*	Arcturus Therapeutics Holdings Inc.	14,857	345
*	Arbutus Biopharma Corp.	88,397	340
	Tourmaline Bio Inc.	12,971	333
*	Erasca Inc.	120,187	328
*	Tango Therapeutics Inc.	42,340	326
*	Alphatec Holdings Inc.	58,458	325
*	Ironwood Pharmaceuticals Inc.	78,228	322
*	Astria Therapeutics Inc.	29,189	321
*	SI-BONE Inc.	22,665	317
*	GoodRx Holdings Inc. Class A	45,571	316
*	ArriVent Biopharma Inc.	13,349	314
*	Terns Pharmaceuticals Inc.	37,474	313
*	Sana Biotechnology Inc.	74,497	310
*	Liquidia Corp.	30,940	309
*	Surmodics Inc.	7,891	306
*	Scholar Rock Holding Corp.	37,933	304
*	Varex Imaging Corp.	25,472	304
*	4D Molecular Therapeutics Inc.	27,349	296
*	Axogen Inc.	20,814	292
*	Health Catalyst Inc.	35,925	292
*	Annexon Inc.	49,263	292
*	Pacific Biosciences of California Inc.	170,192	289
*	REGENXBIO Inc.	27,428	288
*	Y-mAbs Therapeutics Inc.	21,582	284
*	Entrada Therapeutics Inc.	17,787	284
	Phibro Animal Health Corp. Class A	12,458	281
*	Zimvie Inc.	17,673	280
*	Humacyte Inc.	50,642	275
*	Quanterix Corp.	21,088	273
*,1	Capricor Therapeutics Inc.	17,890	272
*	Fulgent Genetics Inc.	12,483	271
*	KalVista Pharmaceuticals Inc.	23,274	270
	National Research Corp.	11,753	269
*	Neurogene Inc.	6,350	266
*	Revance Therapeutics Inc.	50,445	262
*	Sharecare Inc.	183,489	261
*	Celcuity Inc.	17,418	260
*	Anavex Life Sciences Corp.	44,887	255

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Bioventus Inc. Class A	21,076	252
	LENZ Therapeutics Inc.	10,606	252
*	Enhabit Inc.	30,897	244
	iRadimed Corp.	4,795	241
*	Acelyrin Inc.	48,699	240
*	C4 Therapeutics Inc.	41,410	236
*	OrthoPediatrics Corp.	8,645	234
*	Tactile Systems Technology Inc.	16,032	234
*	Altimmune Inc.	37,918	233
*	EyePoint Pharmaceuticals Inc.	29,218	233
*	Emergent BioSolutions Inc.	27,655	231
*	Tyra Biosciences Inc.	9,814	231
*	MaxCyte Inc.	59,027	230
*	CorMedix Inc.	28,161	228
*	GRAIL Inc.	16,348	225
*,1	OPKO Health Inc.	148,977	222
*	Alector Inc.	47,602	222
*	Sage Therapeutics Inc.	30,333	219
*	Xeris Biopharma Holdings Inc.	76,499	218
*	Foghorn Therapeutics Inc.	23,323	217
*	Nuvation Bio Inc.	93,148	213
*	ClearPoint Neuro Inc.	18,039	202
*	Aldeyra Therapeutics Inc.	36,996	199
*	Inozyme Pharma Inc.	37,862	198
*	Allogene Therapeutics Inc.	69,884	196
*	Abeona Therapeutics Inc.	30,505	193
*	Q32 Bio Inc.	4,302	192
*	Cerus Corp.	108,919	190
*	OraSure Technologies Inc.	44,457	190
*	Aquestive Therapeutics Inc.	38,200	190
*	Verve Therapeutics Inc.	39,284	190
*	OmniAb Inc.	44,629	189
*	Voyager Therapeutics Inc.	32,198	188
*	Pulmonx Corp.	22,314	185
*	AngioDynamics Inc.	23,643	184
*	Absci Corp.	47,736	182
*	Editas Medicine Inc.	53,210	181
*,1	Pulse Biosciences Inc.	10,205	179
*	Rigel Pharmaceuticals Inc.	10,993	178
*	Taysha Gene Therapies Inc.	88,081	177
*	Esperion Therapeutics Inc.	106,732	176
*	DocGo Inc.	52,945	176
*	Fate Therapeutics Inc.	50,020	175
*	Ginkgo Bioworks Holdings Inc.	21,342	174
*	Accolade Inc.	44,784	172
*	Lyell Immunopharma Inc.	124,919	172
*	Theravance Biopharma Inc.	21,171	171
*	Atea Pharmaceuticals Inc.	50,507	169
*	Biomea Fusion Inc.	16,764	169
*	Alto Neuroscience Inc.	14,737	169
*	Avita Medical Inc.	15,718	168
*	Tectonic Therapeutic Inc.	5,559	168
*	Aura Biosciences Inc.	18,524	165
*,1	Artiva Biotherapeutics Inc.	10,625	164
*	Treace Medical Concepts Inc.	28,160	163
*	Vanda Pharmaceuticals Inc.	34,519	162
*	2seventy bio Inc.	34,359	162
*	Aveanna Healthcare Holdings Inc.	30,960	161
*	Heron Therapeutics Inc.	80,344	160
*	Delcath Systems Inc.	17,705	160
*	Larimar Therapeutics Inc.	24,109	158
*	Anika Therapeutics Inc.	6,345	157
*	Zevra Therapeutics Inc.	22,379	155
*	Corvus Pharmaceuticals Inc.	29,109	154
*	Omeros Corp.	38,792	154
	SIGA Technologies Inc.	22,419	151
*,1	IGM Biosciences Inc.	9,125	151
*	iTeos Therapeutics Inc.	14,658	150
*	Monte Rosa Therapeutics Inc.	27,915	148
*	Nektar Therapeutics	113,006	147

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	TScan Therapeutics Inc.	29,605	147
*	Ocugen Inc.	146,991	146
*	Rezolute Inc.	29,923	145
*	Talkspace Inc.	69,527	145
*	Mineralys Therapeutics Inc.	12,000	145
*	Akebia Therapeutics Inc.	107,700	142
*	Gossamer Bio Inc.	143,151	141
*	Vaxart Inc.	164,421	140
*	Zentalis Pharmaceuticals Inc.	38,041	140
*	Fulcrum Therapeutics Inc.	38,618	138
*	ChromaDex Corp.	37,499	137
*	Butterfly Network Inc.	76,706	136
*	Inogen Inc.	13,936	135
*	Sutro Biopharma Inc.	38,073	132
*	scPharmaceuticals Inc.	29,040	132
*	Personalis Inc.	24,439	131
*	Third Harmonic Bio Inc.	9,652	131
*	Paragon 28 Inc.	19,343	129
*	Jasper Therapeutics Inc.	6,874	129
*	Corbus Pharmaceuticals Holdings Inc.	6,217	128
*	MacroGenics Inc.	38,497	127
*	Electromed Inc.	5,886	126
*	Cabaletta Bio Inc.	26,418	125
*,1	Rapport Therapeutics Inc.	6,085	125
	Acme United Corp.	2,967	124
*	Atossa Therapeutics Inc.	81,493	124
*	Enanta Pharmaceuticals Inc.	11,703	121
*	Prime Medicine Inc.	31,328	121
*	Poseida Therapeutics Inc.	41,835	120
*	Codexis Inc.	38,749	119
*	Lexicon Pharmaceuticals Inc.	75,792	119
*	ProKidney Corp.	61,792	119
*	Pyxis Oncology Inc.	32,121	118
	Utah Medical Products Inc.	1,742	117
*,1	Zynex Inc.	14,348	117
*	Nevro Corp.	20,620	115
*	Immunic Inc.	69,930	115
*	Korro Bio Inc.	3,430	115
*	Contineum Therapeutics Inc. Class A	6,016	115
*	Instil Bio Inc.	1,674	113
*	XOMA Royalty Corp.	4,219	112
*	Solid Biosciences Inc.	16,026	112
*	aTyr Pharma Inc.	62,500	110
*	Amylyx Pharmaceuticals Inc.	33,909	110
*	Sonida Senior Living Inc.	4,000	107
*,1	Alumis Inc.	10,023	107
*	Verastem Inc.	35,587	106
*,1	Telomir Pharmaceuticals Inc.	16,474	106
*	LifeMD Inc.	20,036	105
*	Sera Prognostics Inc. Class A	13,486	105
*	Viemed Healthcare Inc.	14,170	104
*	Sight Sciences Inc.	16,433	104
*	Context Therapeutics Inc.	53,125	104
*	Galectin Therapeutics Inc.	37,318	103
*	Nautilus Biotechnology Inc.	35,652	102
*	Rockwell Medical Inc.	25,806	102
*	Biodesix Inc.	56,497	101
*	Innovage Holding Corp.	16,618	100
*,1	Candel Therapeutics Inc.	14,245	99
*	Mersana Therapeutics Inc.	51,785	98
*	Trevi Therapeutics Inc.	29,030	97
*	Citius Pharmaceuticals Inc.	192,345	96
*	Nkarta Inc.	20,986	95
*	Compass Therapeutics Inc.	51,820	95
*	Accuray Inc.	51,997	94
*	Sanara Medtech Inc.	3,119	94
*	Caribou Biosciences Inc.	47,861	94
*	Acumen Pharmaceuticals Inc.	37,879	94
*	Eton Pharmaceuticals Inc.	15,500	93
*	NeuroPace Inc.	13,081	91

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	TruBridge Inc.	7,530	90
*	Sangamo Therapeutics Inc.	102,568	89
*	Organogenesis Holdings Inc.	31,293	89
*	Inovio Pharmaceuticals Inc.	15,208	88
*,1	Senseonics Holdings Inc.	247,454	87
*	Inhibrx Biosciences Inc.	5,545	87
*	Zomedica Corp.	624,670	86
*	Lineage Cell Therapeutics Inc.	93,589	85
*	PepGen Inc.	9,957	85
*	XBiotech Inc.	10,814	84
*	Adverum Biotechnologies Inc.	11,896	84
*,1	SELLAS Life Sciences Group Inc.	66,667	83
*	Outlook Therapeutics Inc.	15,456	83
*	Tenaya Therapeutics Inc.	42,431	82
*	Achieve Life Sciences Inc.	16,807	80
*	ModivCare Inc.	5,518	79
*	Myomo Inc.	19,705	79
*	Eliem Therapeutics Inc.	15,439	79
*	Lifecore Biomedical Inc.	15,740	78
*,1	CervoMed Inc.	5,260	77
*	Puma Biotechnology Inc.	29,844	76
*	X4 Pharmaceuticals Inc.	113,447	76
*	Fennec Pharmaceuticals Inc.	15,135	76
*	OptimizeRx Corp.	9,766	75
*	Black Diamond Therapeutics Inc.	16,989	74
*	Precigen Inc.	78,380	74
*	Cardiff Oncology Inc.	27,727	74
*	Assertio Holdings Inc.	61,718	73
*	FONAR Corp.	4,446	72
*	CVRx Inc.	8,150	72
*	Biote Corp. Class A	12,979	72
*	Stereotaxis Inc.	34,931	71
*	Coherus Biosciences Inc.	67,253	70
*	Inmune Bio Inc.	12,972	70
*	Regulus Therapeutics Inc.	44,354	70
*	American Well Corp. Class A	7,355	70
*	Karyopharm Therapeutics Inc.	82,696	69
*	Shattuck Labs Inc.	19,773	69
*	Orchestra BioMed Holdings Inc.	13,174	68
*	Cellectar Biosciences Inc.	31,133	67
*	Diamedica Therapeutics Inc.	15,764	66
*	Anixa Biosciences Inc.	21,079	66
*	Relmada Therapeutics Inc.	20,223	66
*	KORU Medical Systems Inc.	24,313	66
*	Seer Inc.	33,292	66
*	Coya Therapeutics Inc.	10,246	66
*	Sensus Healthcare Inc.	11,106	64
*	Harvard Bioscience Inc.	23,454	63
*	Semler Scientific Inc.	2,681	63
*	Bluebird Bio Inc.	119,835	62
*	Optinose Inc.	92,057	62
*	Marinus Pharmaceuticals Inc.	34,986	62
*	Ventyx Biosciences Inc.	28,521	62
*,1	PDS Biotechnology Corp.	15,731	60
*	Vistagen Therapeutics Inc.	19,877	60
*,1	Agenus Inc.	10,885	60
*,1	Seres Therapeutics Inc.	61,360	58
*	InfuSystem Holdings Inc.	8,558	57
*	908 Devices Inc.	16,493	57
*	Allakos Inc.	86,207	56
*	Generation Bio Co.	22,634	56
*	23andMe Holding Co. Class A	157,884	55
*	Joint Corp.	4,739	54
*	CytomX Therapeutics Inc.	44,926	53
*	Hyperfine Inc.	49,477	53
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $505)	64,287	53
*	Kodiak Sciences Inc.	19,198	50
*	Rapt Therapeutics Inc.	23,728	48
*	BioAtla Inc.	27,020	48
*	Augmedix Inc.	20,408	48

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*,1	Cartesian Therapeutics Inc.	2,978	48
*	Aclaris Therapeutics Inc.	40,404	46
*	Ovid therapeutics Inc.	37,897	45
*	Acrivon Therapeutics Inc.	6,404	45
*	CytoSorbents Corp.	29,596	44
*	Gritstone bio Inc.	76,402	44
*	PMV Pharmaceuticals Inc.	29,279	44
*,1	Immuneering Corp. Class A	17,649	44
*	Invivyd Inc.	42,890	44
*	Quantum-Si Inc.	48,893	43
*	Clearside Biomedical Inc.	33,371	42
*	Multiplan Corp.	5,530	42
*	Enzo Biochem Inc.	36,523	41
*	Tela Bio Inc.	15,228	39
*	enVVeno Medical Corp.	11,710	39
*	Sagimet Biosciences Inc. Class A	14,259	39
*,1	Tempus AI Inc.	674	38
*	ALX Oncology Holdings Inc.	20,243	37
*	Skye Bioscience Inc.	9,542	37
*	Vigil Neuroscience Inc.	10,718	36
*	Syros Pharmaceuticals Inc.	16,667	36
*	Nuvectis Pharma Inc.	5,612	35
*	Milestone Scientific Inc.	37,457	34
*	Kezar Life Sciences Inc.	43,585	34
*	Mural Oncology plc	10,902	34
*	Chimerix Inc.	35,266	33
*	Eledon Pharmaceuticals Inc.	13,263	33
*	Actinium Pharmaceuticals Inc.	17,022	32
*	Lensar Inc.	6,985	32
*	Renovaro Inc.	64,442	31
*	Exagen Inc.	9,919	31
*	Forian Inc.	14,566	31
*	Rani Therapeutics Holdings Inc. Class A	14,248	31
*	ProPhase Labs Inc.	12,254	30
*	Zenas Biopharma Inc.	1,751	30
*	CareCloud Inc.	11,111	29
*	Cidara Therapeutics Inc.	2,739	29
*	CEL–SCI Corp.	26,315	28
*	Co.-Diagnostics Inc.	22,364	28
*	Eagle Pharmaceuticals Inc.	7,396	28
*	Verrica Pharmaceuticals Inc.	19,042	28
*	Prelude Therapeutics Inc.	13,754	28
*	Ocuphire Pharma Inc.	21,645	28
*	Alpha Teknova Inc.	5,588	27
*	ElectroCore Inc.	3,704	27
*	Dyadic International Inc.	23,051	24
*	FibroGen Inc.	60,918	24
*	iCAD Inc.	15,565	24
*	Apyx Medical Corp.	18,313	23
*	Lumos Pharma Inc.	5,932	23
*	Scynexis Inc.	15,155	23
*	Passage Bio Inc.	30,974	22
*	Outset Medical Inc.	32,832	22
*	Lantern Pharma Inc.	5,987	22
*	Carisma Therapeutics Inc.	21,948	22
*,1	Omega Therapeutics Inc.	17,625	21
*	Durect Corp.	15,978	21
*	Bicara Therapeutics Inc.	813	21
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Vor BioPharma Inc.	28,015	20
*	Inotiv Inc.	11,713	20
*	Lipocine Inc.	4,409	20
*	An2 Therapeutics Inc.	17,261	18
*	Ekso Bionics Holdings Inc.	14,085	16
*	Curis Inc.	3,056	16
*	Atara Biotherapeutics Inc.	1,933	16
*	Equillium Inc.	17,857	15
*	Ardent Health Partners LLC	821	15
*	MBX Biosciences Inc.	581	15
*	Neuronetics Inc.	18,525	14

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Elevation Oncology Inc.	22,779	14
*,2	Inhibrx Inc.	22,181	14
*	Rallybio Corp.	11,052	13
*	Cocrystal Pharma Inc.	7,576	13
*	IRIDEX Corp.	7,102	12
*	AIM ImmunoTech Inc.	43,668	12
*	Cara Therapeutics Inc.	33,488	10
*	NeueHealth Inc.	1,898	10
*	BioAge Labs Inc.	468	10
*	Matinas BioPharma Holdings Inc.	2,924	10
*	Sensei Biotherapeutics Inc.	15,072	9
*	Oncology Institute Inc.	29,068	9
*	TherapeuticsMD Inc.	5,486	9
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	AEON Biopharma Inc.	8,299	9
*	BrainStorm Cell Therapeutics Inc.	33,748	8
*	Dominari Holdings Inc.	4,463	8
*	Viracta Therapeutics Inc.	20,521	5
*	Rapid Micro Biosystems Inc. Class A	5,261	5
*	Strata Skin Sciences Inc.	1,447	4
*,2	Strongbridge Biopharm CVR	45,385	2
*,2	Adamas Pharmaceuticals Inc. CVR 2024	30,505	2
*,2	Adamas Pharmaceuticals Inc. CVR 2025	30,505	2
*	Traws Pharma Inc. (XNCM)	394	2
*	Annovis Bio Inc.	117	1
*,2	Surface Oncology Inc. CVR	15,512	1
*	Quince Therapeutics Inc.	1	—
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Traws Pharma Inc.	14,441	—
			3,617,628
Industrials (12.8%)
	Visa Inc. Class A	950,266	261,276
	Mastercard Inc. Class A	469,630	231,903
	Accenture plc Class A	356,351	125,963
	General Electric Co.	584,992	110,318
	Caterpillar Inc.	275,343	107,692
	RTX Corp.	756,792	91,693
	Union Pacific Corp.	346,515	85,409
	Lockheed Martin Corp.	135,592	79,262
	American Express Co.	282,329	76,568
	Honeywell International Inc.	368,714	76,217
	Eaton Corp. plc	225,266	74,662
	Automatic Data Processing Inc.	231,907	64,176
	Deere & Co.	149,012	62,187
*	Fiserv Inc.	325,474	58,471
	United Parcel Service Inc. Class B (XNYS)	417,207	56,882
*	Boeing Co.	350,983	53,363
	Trane Technologies plc	128,628	50,002
	Sherwin-Williams Co.	129,252	49,332
	Parker-Hannifin Corp.	73,227	46,266
*	PayPal Holdings Inc.	582,113	45,422
	Northrop Grumman Corp.	83,075	43,869
	TransDigm Group Inc.	30,358	43,325
	3M Co.	312,958	42,781
	Illinois Tool Works Inc.	159,916	41,909
	General Dynamics Corp.	132,595	40,070
	Cintas Corp.	194,477	40,039
*	GE Vernova Inc.	156,586	39,926
	Carrier Global Corp.	488,336	39,306
	CSX Corp.	1,105,267	38,165
	Emerson Electric Co.	325,532	35,603
	FedEx Corp.	125,644	34,386
	Norfolk Southern Corp.	128,795	32,006
	Capital One Financial Corp.	206,585	30,932
	United Rentals Inc.	37,638	30,477
	Johnson Controls International plc	380,673	29,544
	PACCAR Inc.	295,396	29,150
	Fidelity National Information Services Inc.	310,600	26,013

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	WW Grainger Inc.	24,862	25,827
*	Fair Isaac Corp.	13,261	25,773
	L3Harris Technologies Inc.	107,901	25,666
	Cummins Inc.	78,077	25,281
	Quanta Services Inc.	83,879	25,009
	Paychex Inc.	184,618	24,774
	Otis Worldwide Corp.	228,009	23,699
	Howmet Aerospace Inc.	233,109	23,369
	Ferguson Enterprises Inc.	114,276	22,692
	AMETEK Inc.	131,739	22,621
	Ingersoll Rand Inc. (XYNS)	230,436	22,620
	Old Dominion Freight Line Inc.	109,759	21,803
	Dow Inc.	398,286	21,758
	Verisk Analytics Inc.	80,863	21,668
*	Block Inc. (XNYS)	315,813	21,201
	Equifax Inc.	70,291	20,656
	DuPont de Nemours Inc.	213,945	19,065
	Vulcan Materials Co.	75,045	18,794
	Martin Marietta Materials Inc.	34,912	18,791
	Xylem Inc.	137,850	18,614
*	Mettler-Toledo International Inc.	12,183	18,271
	Westinghouse Air Brake Technologies Corp.	99,804	18,141
	PPG Industries Inc.	132,302	17,525
	Rockwell Automation Inc.	64,656	17,358
*	Axon Enterprise Inc.	40,848	16,323
	Fortive Corp.	200,170	15,799
*	Keysight Technologies Inc.	99,125	15,754
	Dover Corp.	78,185	14,991
	Veralto Corp.	133,357	14,917
	Global Payments Inc.	144,408	14,790
	Smurfit WestRock plc	295,685	14,613
	Hubbell Inc.	30,525	13,075
*	Builders FirstSource Inc.	66,197	12,833
	HEICO Corp. Class A	62,503	12,736
	Booz Allen Hamilton Holding Corp.	74,006	12,045
	Carlisle Cos. Inc.	26,355	11,853
	Ball Corp.	172,655	11,725
*	Corpay Inc.	37,478	11,722
*	Teledyne Technologies Inc.	26,636	11,658
	TransUnion	110,447	11,564
	EMCOR Group Inc.	26,584	11,445
	Synchrony Financial	224,788	11,212
	Packaging Corp. of America	51,233	11,036
	Lennox International Inc.	18,163	10,976
*	Zebra Technologies Corp. Class A	29,225	10,823
	Expeditors International of Washington Inc.	79,864	10,494
	Masco Corp.	124,278	10,432
	Watsco Inc.	19,782	9,730
	Stanley Black & Decker Inc.	87,532	9,640
	Textron Inc.	107,136	9,490
	Jacobs Solutions Inc.	70,804	9,268
	IDEX Corp.	43,153	9,256
	Pentair plc	94,175	9,209
	RPM International Inc.	72,784	8,807
	Owens Corning	49,845	8,799
	Snap-on Inc.	29,965	8,681
*	Trimble Inc.	138,910	8,625
	Graco Inc.	96,968	8,486
	JB Hunt Transport Services Inc.	46,358	7,989
	Comfort Systems USA Inc.	20,352	7,944
	AECOM	76,291	7,879
	FTAI Aviation Ltd.	58,319	7,751
	Nordson Corp.	29,260	7,685
	Jack Henry & Associates Inc.	41,490	7,325
	Tetra Tech Inc.	153,355	7,232
	Allegion plc	49,242	7,177
	Curtiss-Wright Corp.	21,774	7,157
	Advanced Drainage Systems Inc.	44,572	7,005
	CH Robinson Worldwide Inc.	63,367	6,994
*	TopBuild Corp.	17,161	6,981

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	ITT Inc.	46,232	6,912
*	XPO Inc.	62,686	6,739
	nVent Electric plc	94,825	6,662
*	Saia Inc.	15,104	6,604
	Crown Holdings Inc.	68,528	6,570
	Regal Rexnord Corp.	38,059	6,313
	Fortune Brands Innovations Inc.	70,454	6,308
	Lincoln Electric Holdings Inc.	32,174	6,178
	AptarGroup Inc.	37,136	5,949
	Huntington Ingalls Industries Inc.	22,149	5,856
	Woodward Inc.	33,948	5,822
	A O Smith Corp.	63,992	5,748
	BWX Technologies Inc.	51,848	5,636
	Eagle Materials Inc.	19,134	5,504
*	Generac Holdings Inc.	34,146	5,425
*	Affirm Holdings Inc.	128,836	5,259
	Toro Co.	58,758	5,096
	Graphic Packaging Holding Co.	171,945	5,088
	Donaldson Co. Inc.	67,289	4,959
	Applied Industrial Technologies Inc.	22,096	4,930
*	Core & Main Inc. Class A	110,773	4,918
*	Mohawk Industries Inc.	30,425	4,889
*	WEX Inc.	23,262	4,879
	Acuity Brands Inc.	17,441	4,803
	Knight-Swift Transportation Holdings Inc.	88,281	4,763
	Allison Transmission Holdings Inc.	49,464	4,752
*	API Group Corp.	142,100	4,692
*	ATI Inc.	70,022	4,685
	WESCO International Inc.	27,806	4,671
*	Fluor Corp.	97,875	4,670
*	FTI Consulting Inc.	20,421	4,647
	Simpson Manufacturing Co. Inc.	24,176	4,624
*	MasTec Inc.	36,511	4,495
*	Axalta Coating Systems Ltd.	124,084	4,491
	Crane Co.	27,622	4,372
	Berry Global Group Inc.	62,523	4,250
*	Middleby Corp.	30,490	4,242
	MKS Instruments Inc.	38,726	4,210
*	Trex Co. Inc.	61,552	4,098
*	Kirby Corp.	32,719	4,006
	AAON Inc.	36,951	3,985
	Cognex Corp.	98,253	3,979
*	SPX Technologies Inc.	24,825	3,959
	Genpact Ltd.	100,368	3,935
*	Paylocity Holding Corp.	23,485	3,874
	Louisiana-Pacific Corp.	35,970	3,865
	Robert Half Inc.	57,249	3,859
	Flowserve Corp.	74,354	3,843
*	AZEK Co. Inc.	82,049	3,840
*	WillScot Holdings Corp.	101,753	3,826
	Landstar System Inc.	20,070	3,791
	Littelfuse Inc.	14,288	3,790
	MSA Safety Inc.	21,314	3,780
*	Modine Manufacturing Co.	28,250	3,751
	Oshkosh Corp.	36,698	3,678
	Badger Meter Inc.	16,614	3,629
	AGCO Corp.	36,498	3,572
	Esab Corp.	33,223	3,532
*	GXO Logistics Inc.	67,469	3,513
	CSW Industrials Inc.	9,438	3,458
	Ryder System Inc.	23,257	3,391
	Installed Building Products Inc.	13,710	3,376
	Valmont Industries Inc.	11,598	3,363
	Exponent Inc.	28,655	3,303
	Watts Water Technologies Inc. Class A	15,934	3,301
*	ExlService Holdings Inc.	86,069	3,284
	Moog Inc. Class A	16,210	3,275
*	Shift4 Payments Inc. Class A	36,950	3,274
	Armstrong World Industries Inc.	24,840	3,265
	Maximus Inc.	34,813	3,243

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	AeroVironment Inc.	16,168	3,242
	Federal Signal Corp.	34,505	3,225
*	Aurora Innovation Inc.	541,224	3,204
	Boise Cascade Co.	22,500	3,172
*	Dycom Industries Inc.	15,982	3,150
	Sensata Technologies Holding plc	87,702	3,145
	Brunswick Corp.	37,117	3,111
	Sonoco Products Co.	56,911	3,109
*	ACI Worldwide Inc.	60,652	3,087
*	Beacon Roofing Supply Inc.	35,032	3,028
	MDU Resources Group Inc.	109,985	3,015
*	Bill Holdings Inc.	56,825	2,998
*	Chart Industries Inc.	23,887	2,965
	Vontier Corp.	87,260	2,944
	Zurn Elkay Water Solutions Corp.	79,616	2,861
*	Knife River Corp.	31,971	2,858
	Brink's Co.	24,204	2,799
*	Itron Inc.	26,110	2,789
	Matson Inc.	19,395	2,766
	Belden Inc.	23,498	2,752
*	Summit Materials Inc. Class A	69,565	2,715
	GATX Corp.	20,377	2,699
	Arcosa Inc.	27,263	2,583
	Air Lease Corp.	56,491	2,558
	Herc Holdings Inc.	15,891	2,534
	HB Fuller Co.	31,444	2,496
	Silgan Holdings Inc.	46,646	2,449
*	Verra Mobility Corp.	87,680	2,438
	Franklin Electric Co. Inc.	22,844	2,395
*	Euronet Worldwide Inc.	23,905	2,372
	Sealed Air Corp.	65,341	2,372
	EnerSys	23,123	2,360
*	Sterling Infrastructure Inc.	16,251	2,357
*	Gates Industrial Corp. plc	131,096	2,301
*	ASGN Inc.	24,681	2,301
*	Amentum Holdings Inc.	70,804	2,283
	Western Union Co.	191,017	2,279
	Korn Ferry	29,776	2,240
	Kadant Inc.	6,583	2,225
*	Spirit AeroSystems Holdings Inc. Class A	67,366	2,190
*	RXO Inc.	77,903	2,181
	HEICO Corp.	8,132	2,126
*	Rocket Lab USA Inc.	211,313	2,056
	ManpowerGroup Inc.	27,189	1,999
*	GMS Inc.	21,989	1,992
	Granite Construction Inc.	24,885	1,973
	MSC Industrial Direct Co. Inc. Class A	22,629	1,947
	ESCO Technologies Inc.	14,920	1,924
	Enpro Inc.	11,791	1,912
	Mueller Water Products Inc. Class A	88,032	1,910
	ABM Industries Inc.	35,878	1,893
*	Kratos Defense & Security Solutions Inc.	81,043	1,888
	Terex Corp.	35,206	1,863
	Otter Tail Corp.	23,765	1,857
*	CBIZ Inc.	27,471	1,849
	Brady Corp. Class A	23,968	1,837
	ICF International Inc.	10,902	1,818
	Griffon Corp.	25,733	1,801
	Atmus Filtration Technologies Inc.	46,586	1,748
	John Bean Technologies Corp.	17,697	1,743
	Patrick Industries Inc.	12,231	1,741
	Atkore Inc.	20,068	1,701
	Trinity Industries Inc.	48,497	1,690
*	Alight Inc. Class A	227,263	1,682
	Primoris Services Corp.	28,837	1,675
	UniFirst Corp.	8,410	1,671
	Insperity Inc.	18,874	1,661
	UL Solutions Inc. Class A	33,515	1,652
*	Construction Partners Inc. Class A	23,319	1,628
	TriNet Group Inc.	16,633	1,613

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Resideo Technologies Inc.	79,710	1,605
	ADT Inc.	221,069	1,598
	Albany International Corp. Class A	17,947	1,595
	Crane NXT Co.	28,387	1,593
	Hub Group Inc. Class A	34,126	1,551
	McGrath RentCorp.	14,230	1,498
	International Seaways Inc.	27,278	1,406
	ArcBest Corp.	12,866	1,395
*	Masterbrand Inc.	74,086	1,374
*	OSI Systems Inc.	9,043	1,373
	Werner Enterprises Inc.	34,659	1,337
	AZZ Inc.	15,955	1,318
	Enerpac Tool Group Corp.	30,559	1,280
*	Hayward Holdings Inc.	83,104	1,275
*	AAR Corp.	19,349	1,265
*	Marqeta Inc. Class A	255,937	1,259
*	Mirion Technologies Inc.	112,647	1,247
	EVERTEC Inc.	36,680	1,243
*	Leonardo DRS Inc.	44,032	1,243
*	Aspen Aerogels Inc.	44,200	1,224
	Standex International Corp.	6,544	1,196
*	NCR Atleos Corp.	41,642	1,188
*	O-I Glass Inc.	89,938	1,180
*	Gibraltar Industries Inc.	16,866	1,179
	Kennametal Inc.	45,408	1,177
*	Hillman Solutions Corp.	110,261	1,164
*	Bloom Energy Corp. Class A	108,396	1,145
*	Huron Consulting Group Inc.	10,404	1,131
*	Remitly Global Inc.	84,113	1,126
	Vestis Corp.	75,588	1,126
	Alamo Group Inc.	6,080	1,095
*,1	Joby Aviation Inc.	217,274	1,093
	Hillenbrand Inc.	39,297	1,092
	Powell Industries Inc.	4,912	1,090
*	Payoneer Global Inc.	144,324	1,087
*	Mercury Systems Inc.	29,274	1,083
*	Flywire Corp.	64,915	1,064
	Barnes Group Inc.	25,222	1,019
	Tennant Co.	10,434	1,002
	Greif Inc. Class A	15,339	961
*	MYR Group Inc.	9,319	953
*	Donnelley Financial Solutions Inc.	14,310	942
*	AMN Healthcare Services Inc.	21,993	932
	Helios Technologies Inc.	19,254	918
	H&E Equipment Services Inc.	18,750	913
*	Blue Bird Corp.	18,795	901
	Greenbrier Cos. Inc.	17,546	893
	Apogee Enterprises Inc.	12,478	874
*	IES Holdings Inc.	4,359	870
*	American Woodmark Corp.	9,270	866
	Napco Security Technologies Inc.	21,080	853
*	AvidXchange Holdings Inc.	104,735	849
*	Janus International Group Inc.	82,037	829
	Lindsay Corp.	6,402	798
	REV Group Inc.	28,429	798
*,1	PureCycle Technologies Inc.	81,017	770
*	Upwork Inc.	73,008	763
*,1	Enovix Corp.	80,505	752
	Pitney Bowes Inc.	104,017	742
*	Cimpress plc	9,023	739
	VSE Corp.	8,899	736
	Quanex Building Products Corp.	26,361	732
*	CoreCivic Inc.	57,174	723
*	NV5 Global Inc.	7,564	707
*	Tutor Perini Corp.	25,905	704
*	JELD-WEN Holding Inc.	44,047	696
	Argan Inc.	6,829	693
	Kforce Inc.	10,436	641
*	Transcat Inc.	5,294	639
	CRA International Inc.	3,595	630

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Marten Transport Ltd.	35,356	626
*	Thermon Group Holdings Inc.	20,170	602
*	Loar Holdings Inc.	7,879	588
*	Energy Recovery Inc.	33,550	583
	Columbus McKinnon Corp.	15,992	576
	Barrett Business Services Inc.	15,227	571
*	Triumph Group Inc.	44,117	569
*	Vicor Corp.	13,495	568
*	Air Transport Services Group Inc.	33,890	549
	Schneider National Inc. Class B	19,078	544
	Deluxe Corp.	27,288	532
*	First Advantage Corp.	26,675	530
	TriMas Corp.	20,725	529
	United States Lime & Minerals Inc.	5,364	524
*	BrightView Holdings Inc.	32,465	511
	FTAI Infrastructure Inc.	53,487	501
*	V2X Inc.	8,722	487
*	Ducommun Inc.	7,355	484
	Cadre Holdings Inc.	12,712	482
*	Montrose Environmental Group Inc.	18,260	480
	Gorman-Rupp Co.	12,297	479
	Wabash National Corp.	24,576	472
	Heidrick & Struggles International Inc.	11,850	460
*	BlueLinx Holdings Inc.	4,349	458
	Forward Air Corp.	12,559	445
*	CECO Environmental Corp.	15,680	442
*	Limbach Holdings Inc.	5,804	440
*	Legalzoom.com Inc.	67,385	428
	Miller Industries Inc.	6,868	419
	Astec Industries Inc.	13,021	416
*,1	Archer Aviation Inc. Class A	136,428	413
	Kelly Services Inc. Class A	19,243	412
	Hyster-Yale Inc.	6,286	401
*	Conduent Inc.	98,940	399
*	Great Lakes Dredge & Dock Corp.	37,713	397
*	Symbotic Inc.	15,956	389
	Bel Fuse Inc. Class B	4,914	386
	Mesa Laboratories Inc.	2,957	384
*	Repay Holdings Corp.	46,052	376
	Insteel Industries Inc.	11,953	372
*	Proto Labs Inc.	12,669	372
*	Green Dot Corp. Class A	29,907	350
*,1	Eos Energy Enterprises Inc.	117,380	349
*	ZipRecruiter Inc. Class A	36,410	346
*	DXP Enterprises Inc.	6,286	335
*	Astronics Corp.	17,041	332
*	Willdan Group Inc.	8,044	329
*	Sezzle Inc.	1,896	323
	Heartland Express Inc.	25,883	318
*	Sterling Check Corp.	18,865	315
	Cass Information Systems Inc.	7,379	306
	Douglas Dynamics Inc.	10,910	301
	Myers Industries Inc.	21,571	298
*	I3 Verticals Inc. Class A	13,769	293
	Ennis Inc.	11,865	289
	LSI Industries Inc.	17,579	284
	National Presto Industries Inc.	3,667	276
*	Titan International Inc.	33,024	268
	Covenant Logistics Group Inc.	5,048	267
*	Cantaloupe Inc.	35,562	263
*	International Money Express Inc.	14,001	259
*,1	Intuitive Machines Inc.	32,194	259
	Shyft Group Inc.	19,881	250
*	Evolv Technologies Holdings Inc.	59,908	243
	Luxfer Holdings plc	18,711	242
*	CryoPort Inc.	29,013	235
*	FARO Technologies Inc.	11,786	226
*	Iteris Inc.	31,082	222
*	Cross Country Healthcare Inc.	15,919	214
	Pactiv Evergreen Inc.	18,289	211

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Park-Ohio Holdings Corp.	6,642	204
*	Paymentus Holdings Inc. Class A	9,843	197
*	Franklin Covey Co.	4,758	196
	Willis Lease Finance Corp.	1,316	196
	Allient Inc.	10,232	194
*	Hyliion Holdings Corp.	77,730	193
	Resources Connection Inc.	19,832	192
*	Centuri Holdings Inc.	11,878	192
*	Bowman Consulting Group Ltd.	7,838	189
	Universal Logistics Holdings Inc.	4,361	188
*	Manitowoc Co. Inc.	19,161	184
*	Distribution Solutions Group Inc.	4,741	183
*	Byrna Technologies Inc.	10,623	180
*	Performant Financial Corp.	48,067	180
*	Hudson Technologies Inc.	21,345	178
*	Ranpak Holdings Corp.	26,360	172
*	Radiant Logistics Inc.	26,231	169
*	Moneylion Inc.	3,989	166
*	Titan Machinery Inc.	11,692	163
*	Mistras Group Inc.	14,053	160
*	TrueBlue Inc.	20,004	158
*	Vishay Precision Group Inc.	6,042	156
*	L B Foster Co. Class A	7,361	150
*	Graham Corp.	5,076	150
	CompoSecure Inc. Class A	10,418	146
	Kronos Worldwide Inc.	11,549	144
*	Forrester Research Inc.	7,883	142
*	Target Hospitality Corp.	17,802	139
*	Atlanticus Holdings Corp.	3,953	139
	Bel Fuse Inc. Class A	1,376	137
*	Custom Truck One Source Inc.	39,574	137
*,1	Nikola Corp.	29,334	134
	Eastern Co.	4,068	132
*	TaskUS Inc. Class A	10,175	131
*	Proficient Auto Logistics Inc.	9,230	131
*	Taylor Devices Inc.	2,483	124
	Park Aerospace Corp.	9,373	122
	Alta Equipment Group Inc.	18,039	122
*	Concrete Pumping Holdings Inc.	20,120	116
*	Blade Air Mobility Inc.	39,231	115
	Quad/Graphics Inc.	24,803	113
*,1	Eve Holding Inc.	34,843	113
	Twin Disc Inc.	8,786	110
*	Acacia Research Corp.	23,183	108
*	Mayville Engineering Co. Inc.	5,146	108
*	FreightCar America Inc.	9,681	104
	ARC Document Solutions Inc.	30,422	103
*	M-Tron Industries Inc.	2,470	103
	Karat Packaging Inc.	3,954	102
	Hurco Cos. Inc.	4,743	100
*	CPI Card Group Inc.	3,492	97
	Information Services Group Inc.	28,385	94
*	Aersale Corp.	18,559	94
*	Ultralife Corp.	10,215	92
*	CS Disco Inc.	15,513	91
*	Core Molding Technologies Inc.	5,108	88
*,1	Spire Global Inc.	8,579	86
*	Orion Group Holdings Inc.	14,526	84
*	Paysign Inc.	22,523	83
*	Smith-Midland Corp.	2,459	82
*	Gencor Industries Inc.	3,872	81
*	Redwire Corp.	11,752	81
*	Desktop Metal Inc. Class A	15,609	73
	BGSF Inc.	8,582	72
*	Babcock & Wilcox Enterprises Inc.	34,947	71
	TTEC Holdings Inc.	11,861	70
*	Manitex International Inc.	12,275	69
	Hirequest Inc.	4,907	69
*	SoundThinking Inc.	5,845	68
	Frequency Electronics Inc.	5,508	67

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	EVI Industries Inc.	3,388	65
*	Commercial Vehicle Group Inc.	19,461	63
*,1	Virgin Galactic Holdings Inc.	10,305	63
*	PAM Transportation Services Inc.	3,326	62
*	DHI Group Inc.	32,589	60
*	374Water Inc.	36,898	50
*	Priority Technology Holdings Inc.	7,044	48
*	Luna Innovations Inc.	18,173	43
*	BlackSky Technology Inc.	7,821	37
*,1	Wrap Technologies Inc.	23,362	35
*	LightPath Technologies Inc. Class A	25,635	35
*	Terran Orbital Corp.	134,210	34
*	Markforged Holding Corp.	7,146	34
*	RF Industries Ltd.	8,155	33
*,1	Microvast Holdings Inc.	99,839	25
*	Usio Inc.	16,474	22
*	Orion Energy Systems Inc.	20,324	17
*	ClearSign Technologies Corp.	20,576	17
*,1	Odyssey Marine Exploration Inc.	18,868	16
*	Hydrofarm Holdings Group Inc.	23,262	16
*	Sarcos Technology & Robotics Corp.	8,758	16
*	Danimer Scientific Inc.	33,038	15
*	INNOVATE Corp.	830	3
			4,019,532
Other (0.0%)[4]
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	miRagen Therapeutics Inc. CVR	67,673	1
*,2	SRAX Inc.	7,380	1
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Sesen Bio	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neoleukin Therapeutics Inc.	4,286	—
*,2	Homology Medicines Inc.	30,844	—
			7
Real Estate (2.9%)
	Prologis Inc.	525,209	66,323
	American Tower Corp.	265,860	61,828
	Equinix Inc.	54,087	48,009
	Welltower Inc.	346,080	44,309
	Public Storage	89,645	32,619
	Realty Income Corp.	495,871	31,448
	Digital Realty Trust Inc.	186,475	30,177
	Simon Property Group Inc.	175,991	29,746
	Crown Castle Inc.	247,940	29,413
*	CBRE Group Inc. Class A	175,089	21,795
	Extra Space Storage Inc.	120,705	21,750
	Iron Mountain Inc.	166,607	19,798
	VICI Properties Inc.	591,379	19,699
	AvalonBay Communities Inc.	80,718	18,182
*	CoStar Group Inc.	232,937	17,573
	Equity Residential	204,165	15,202
	Ventas Inc.	235,467	15,101
	SBA Communications Corp.	61,003	14,683
	Weyerhaeuser Co.	414,927	14,049
	Alexandria Real Estate Equities Inc.	99,243	11,785
	Invitation Homes Inc.	332,389	11,720
	Essex Property Trust Inc.	36,575	10,805
	Mid-America Apartment Communities Inc.	66,684	10,596
	Sun Communities Inc.	71,009	9,597
	Healthpeak Properties Inc.	394,888	9,031
	Kimco Realty Corp.	373,586	8,675
	UDR Inc.	188,080	8,528
	WP Carey Inc.	124,200	7,738
	Gaming and Leisure Properties Inc.	148,855	7,659
	Camden Property Trust	60,890	7,522
	Regency Centers Corp.	104,055	7,516
*	Jones Lang LaSalle Inc.	26,851	7,245

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Host Hotels & Resorts Inc.	399,760	7,036
	CubeSmart	128,154	6,899
	Equity LifeStyle Properties Inc.	95,022	6,779
	American Homes 4 Rent Class A	176,080	6,760
	Lamar Advertising Co. Class A	50,164	6,702
	BXP Inc.	80,969	6,515
	Omega Healthcare Investors Inc.	147,597	6,007
	Rexford Industrial Realty Inc.	116,111	5,842
	Federal Realty Investment Trust	47,386	5,448
	EastGroup Properties Inc.	27,874	5,207
	NNN REIT Inc.	105,425	5,112
*	Zillow Group Inc. Class C	78,905	5,038
	Brixmor Property Group Inc.	174,535	4,863
	Americold Realty Trust Inc.	162,811	4,603
	Agree Realty Corp.	57,267	4,314
	First Industrial Realty Trust Inc.	75,266	4,213
	STAG Industrial Inc.	103,504	4,046
	Vornado Realty Trust	102,628	4,044
	Healthcare Realty Trust Inc.	207,274	3,762
	Terreno Realty Corp.	56,146	3,752
	Ryman Hospitality Properties Inc.	32,710	3,508
	Essential Properties Realty Trust Inc.	101,200	3,456
	Kite Realty Group Trust	125,052	3,321
	Lineage Inc.	39,044	3,060
	Rayonier Inc.	84,803	2,729
	CareTrust REIT Inc.	87,968	2,715
	Independence Realty Trust Inc.	127,773	2,619
	Phillips Edison & Co. Inc.	69,142	2,607
	SL Green Realty Corp.	36,332	2,529
	Kilroy Realty Corp.	65,309	2,527
	Cousins Properties Inc.	84,856	2,502
	Sabra Health Care REIT Inc.	130,813	2,434
	HA Sustainable Infrastructure Capital Inc.	66,383	2,288
	Macerich Co.	125,071	2,281
	American Healthcare REIT Inc.	85,560	2,233
	Innovative Industrial Properties Inc.	16,396	2,207
	EPR Properties	43,976	2,157
	Broadstone Net Lease Inc.	110,840	2,100
	Highwoods Properties Inc.	60,951	2,043
	National Health Investors Inc.	24,282	2,041
[1]	Medical Properties Trust Inc.	347,511	2,033
	Tanger Inc.	61,242	2,032
	PotlatchDeltic Corp.	44,564	2,008
	COPT Defense Properties	62,992	1,911
	National Storage Affiliates Trust	39,513	1,905
	Apple Hospitality REIT Inc.	127,029	1,886
*	Zillow Group Inc. Class A	29,264	1,812
*	Compass Inc. Class A	291,837	1,783
	Douglas Emmett Inc.	99,026	1,740
*	Cushman & Wakefield plc	125,888	1,716
	Park Hotels & Resorts Inc.	114,920	1,620
	LXP Industrial Trust	158,946	1,597
	Four Corners Property Trust Inc.	54,122	1,586
	Outfront Media Inc.	79,993	1,470
	DigitalBridge Group Inc.	101,109	1,429
	Urban Edge Properties	66,699	1,427
	Acadia Realty Trust	57,796	1,357
	St. Joe Co.	22,868	1,333
	Sunstone Hotel Investors Inc.	121,671	1,256
	SITE Centers Corp.	20,484	1,239
	InvenTrust Properties Corp.	41,093	1,166
	Newmark Group Inc. Class A	74,885	1,163
*	Equity Commonwealth	56,882	1,132
	Global Net Lease Inc.	125,304	1,055
	Retail Opportunity Investments Corp.	66,578	1,047
*	Howard Hughes Holdings Inc.	12,691	983
	DiamondRock Hospitality Co.	108,354	946
*	GEO Group Inc.	72,205	928
	Pebblebrook Hotel Trust	69,084	914
	Xenia Hotels & Resorts Inc.	61,263	905

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	LTC Properties Inc.	24,072	883
	Elme Communities	49,989	879
	Empire State Realty Trust Inc. Class A	79,224	878
*	Redfin Corp.	68,868	863
	Getty Realty Corp.	27,070	861
	JBG SMITH Properties	45,856	802
	RLJ Lodging Trust	86,948	798
	Safehold Inc.	30,065	789
	Alexander & Baldwin Inc.	41,001	787
	Uniti Group Inc.	134,556	759
	Veris Residential Inc.	42,452	758
	Sila Realty Trust Inc.	29,671	750
	American Assets Trust Inc.	27,838	744
	NETSTREIT Corp.	44,414	734
	UMH Properties Inc.	37,224	732
*	Opendoor Technologies Inc.	357,681	715
	Easterly Government Properties Inc.	52,269	710
*	Apartment Investment and Management Co. Class A	75,242	680
	Piedmont Office Realty Trust Inc. Class A	66,772	674
	eXp World Holdings Inc.	46,381	654
	Kennedy-Wilson Holdings Inc.	54,214	599
	Plymouth Industrial REIT Inc.	26,376	596
	NexPoint Residential Trust Inc.	12,618	555
	Centerspace	7,864	554
	Paramount Group Inc.	110,399	543
	Brandywine Realty Trust	93,880	511
	Marcus & Millichap Inc.	12,632	501
	Diversified Healthcare Trust	111,914	469
	Service Properties Trust	101,585	463
	Whitestone REIT	30,354	411
	Summit Hotel Properties Inc.	59,793	410
	Armada Hoffler Properties Inc.	37,366	405
	Global Medical REIT Inc.	39,137	388
	Hudson Pacific Properties Inc.	81,264	388
	Gladstone Commercial Corp.	22,373	363
*	Forestar Group Inc.	10,022	324
	CBL & Associates Properties Inc.	12,733	321
*	Anywhere Real Estate Inc.	61,818	314
	Community Healthcare Trust Inc.	17,101	310
	Peakstone Realty Trust REIT	21,764	297
	Alexander's Inc.	1,176	285
	NET Lease Office Properties	8,823	270
	Saul Centers Inc.	6,383	268
	Universal Health Realty Income Trust	5,819	266
	Chatham Lodging Trust	30,725	262
*	Tejon Ranch Co.	14,715	258
	Bridge Investment Group Holdings Inc. Class A	25,592	253
	Gladstone Land Corp.	18,110	252
	RMR Group Inc. Class A	9,872	251
	Farmland Partners Inc.	22,338	233
	One Liberty Properties Inc.	8,111	223
	CTO Realty Growth Inc.	10,336	197
	Industrial Logistics Properties Trust	40,594	193
*	FRP Holdings Inc.	6,382	191
	Postal Realty Trust Inc. Class A	11,023	161
	Ares Commercial Real Estate Corp.	22,818	160
	Orion Office REIT Inc.	34,834	139
*	Stratus Properties Inc.	4,990	130
	Braemar Hotels & Resorts Inc.	41,427	128
	BRT Apartments Corp.	7,209	127
	City Office REIT Inc.	20,087	117
*	Star Holdings	7,643	106
	Franklin Street Properties Corp.	58,146	103
	Modiv Industrial Inc.	6,088	102
*	Seritage Growth Properties Class A	21,810	101
	Alpine Income Property Trust Inc.	5,409	98
*	RE/MAX Holdings Inc. Class A	7,575	94
	Clipper Realty Inc.	14,188	81
*	Douglas Elliman Inc.	42,189	77
	Office Properties Income Trust	28,227	62

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Seaport Entertainment Group Inc.	2,181	60
*	Maui Land & Pineapple Co. Inc.	2,641	59
	Global Self Storage Inc.	8,627	45
*	Offerpad Solutions Inc.	9,843	40
	Bluerock Homes Trust Inc.	2,283	34
*	Rafael Holdings Inc. Class B	13,424	26
*	Sotherly Hotels Inc.	18,957	23
	Creative Media & Community Trust Corp.	13,777	7
*,2	Spirit MTA REIT	58,489	5
			901,458
Technology (33.4%)
	Apple Inc.	8,216,527	1,914,451
	Microsoft Corp.	4,228,441	1,819,498
	NVIDIA Corp.	13,292,876	1,614,287
	Meta Platforms Inc. Class A	1,242,537	711,278
	Alphabet Inc. Class A	3,333,182	552,808
	Broadcom Inc.	2,647,201	456,642
	Alphabet Inc. Class C	2,699,678	451,359
	Oracle Corp.	940,166	160,204
*	Advanced Micro Devices Inc.	920,520	151,039
	Salesforce Inc.	523,158	143,194
*	Adobe Inc.	252,135	130,550
	International Business Machines Corp.	524,089	115,866
	QUALCOMM Inc.	633,551	107,735
	Texas Instruments Inc.	519,369	107,286
*	ServiceNow Inc.	116,965	104,612
	Applied Materials Inc.	468,533	94,667
	Intuit Inc.	150,693	93,580
	Micron Technology Inc.	629,580	65,294
	Analog Devices Inc.	282,648	65,057
*	Palo Alto Networks Inc.	183,612	62,759
	Lam Research Corp.	73,984	60,377
	KLA Corp.	76,261	59,057
	Intel Corp.	2,191,406	51,410
	Amphenol Corp. Class A	685,870	44,691
*	Synopsys Inc.	87,467	44,292
*	Palantir Technologies Inc. Class A	1,159,266	43,125
*	Cadence Design Systems Inc.	155,912	42,257
*	Crowdstrike Holdings Inc. Class A	131,537	36,892
	Marvell Technology Inc.	492,940	35,551
	Roper Technologies Inc.	60,780	33,820
*	Autodesk Inc.	122,662	33,791
*	Workday Inc. Class A	120,751	29,513
*	Fortinet Inc.	348,588	27,033
*	DoorDash Inc. Class A	184,937	26,396
	TE Connectivity plc	172,951	26,114
	Microchip Technology Inc.	305,648	24,540
	Monolithic Power Systems Inc.	26,355	24,365
	Cognizant Technology Solutions Corp. Class A	282,103	21,773
*	Gartner Inc.	41,734	21,149
	Vertiv Holdings Co. Class A	203,385	20,235
	HP Inc.	556,771	19,971
	Corning Inc.	437,250	19,742
*	Snowflake Inc. Class A	171,588	19,709
*	Datadog Inc. Class A	168,312	19,366
	Dell Technologies Inc. Class C	158,378	18,774
*	ON Semiconductor Corp.	243,391	17,673
	CDW Corp.	76,186	17,241
*	MicroStrategy Inc. Class A	99,508	16,777
*	AppLovin Corp. Class A	126,840	16,559
*	ANSYS Inc.	49,820	15,874
	Hewlett Packard Enterprise Co.	739,754	15,135
*	HubSpot Inc.	27,777	14,766
*	Atlassian Corp. Ltd. Class A	91,070	14,463
	NetApp Inc.	116,502	14,389
*	Tyler Technologies Inc.	24,244	14,152
*	Western Digital Corp.	195,425	13,346
*	Cloudflare Inc. Class A	164,146	13,278
	Seagate Technology Holdings plc	120,040	13,148

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	Leidos Holdings Inc.	76,601	12,486
*	GoDaddy Inc. Class A	79,189	12,415
	Teradyne Inc.	92,603	12,402
*	Super Micro Computer Inc.	28,251	11,764
*	PTC Inc.	64,546	11,661
*	Pinterest Inc. Class A	343,441	11,117
*	MongoDB Inc.	39,596	10,705
*	Manhattan Associates Inc.	34,932	9,829
	Entegris Inc.	86,100	9,689
*	Zoom Video Communications Inc. Class A	134,629	9,389
	Skyworks Solutions Inc.	91,496	9,037
*	VeriSign Inc.	47,115	8,950
*	Pure Storage Inc. Class A	176,347	8,860
*	Zscaler Inc.	51,602	8,821
	SS&C Technologies Holdings Inc.	118,728	8,811
*	Akamai Technologies Inc.	86,420	8,724
*	Guidewire Software Inc.	47,095	8,616
*	Dynatrace Inc.	161,123	8,615
*	Nutanix Inc. Class A	142,556	8,446
	Gen Digital Inc. (XNGS)	298,075	8,176
*	Coherent Corp.	87,363	7,767
	Jabil Inc.	61,204	7,334
*	F5 Inc.	33,104	7,290
*	DocuSign Inc.	116,828	7,254
*	Okta Inc.	91,522	6,804
*	Toast Inc. Class A	235,993	6,681
*	CACI International Inc. Class A	12,793	6,455
*	Snap Inc. Class A	599,332	6,413
*	EPAM Systems Inc.	30,652	6,101
*	Onto Innovation Inc.	27,945	5,800
*	Qorvo Inc.	53,817	5,559
*	Match Group Inc.	146,706	5,551
	Universal Display Corp.	25,841	5,424
*	Samsara Inc. Class A	111,841	5,382
*	Twilio Inc. Class A	82,177	5,360
*	Dayforce Inc.	85,404	5,231
	KBR Inc.	75,181	4,897
	Paycom Software Inc.	29,385	4,895
*	Fabrinet	20,378	4,818
	Bentley Systems Inc. Class B	91,864	4,668
	TD SYNNEX Corp.	36,380	4,369
*	Smartsheet Inc. Class A	74,599	4,130
*	SPS Commerce Inc.	21,216	4,120
*	Lattice Semiconductor Corp.	77,511	4,114
	Science Applications International Corp.	29,478	4,105
*	Insight Enterprises Inc.	18,680	4,023
*	Arrow Electronics Inc.	30,028	3,989
*	CommVault Systems Inc.	24,941	3,837
*	Elastic NV	49,790	3,822
*	Cirrus Logic Inc.	30,510	3,790
*	SentinelOne Inc. Class A	157,243	3,761
*	Novanta Inc.	20,591	3,684
*	Procore Technologies Inc.	59,411	3,667
*	MACOM Technology Solutions Holdings Inc.	32,941	3,665
*	Unity Software Inc.	156,195	3,533
*	Aspen Technology Inc.	14,438	3,448
*	Varonis Systems Inc.	60,741	3,432
*	Gitlab Inc. Class A	64,750	3,337
*	Dropbox Inc. Class A	127,754	3,249
*	Zeta Global Holdings Corp. Class A	104,843	3,127
*	UiPath Inc. Class A	239,804	3,070
*	Kyndryl Holdings Inc.	132,797	3,052
*	Altair Engineering Inc. Class A	31,885	3,045
*	Maplebear Inc.	73,983	3,014
*	Impinj Inc.	13,612	2,947
*	CCC Intelligent Solutions Holdings Inc.	265,417	2,933
*	Parsons Corp.	27,667	2,869
*	HashiCorp Inc. Class A	81,124	2,747
*	Appfolio Inc. Class A	11,622	2,736
	Avnet Inc.	49,421	2,684

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Q2 Holdings Inc.	33,169	2,646
*	Box Inc. Class A	79,778	2,611
*	Tenable Holdings Inc.	64,338	2,607
*	Qualys Inc.	20,231	2,599
*	Rambus Inc.	61,541	2,598
	Dolby Laboratories Inc. Class A	33,329	2,551
*	Credo Technology Group Holding Ltd.	80,292	2,473
*	Confluent Inc. Class A	120,928	2,465
*	Blackbaud Inc.	28,912	2,448
	Advanced Energy Industries Inc.	21,596	2,273
*	Workiva Inc.	28,258	2,236
*	Plexus Corp.	15,940	2,179
*	IAC Inc.	40,024	2,154
*	DXC Technology Co.	102,167	2,120
	Dun & Bradstreet Holdings Inc.	183,722	2,115
*	Silicon Laboratories Inc.	18,114	2,093
	Power Integrations Inc.	32,416	2,079
*	Sanmina Corp.	29,984	2,052
*	FormFactor Inc.	42,978	1,977
	Amkor Technology Inc.	63,992	1,958
*	Axcelis Technologies Inc.	18,627	1,953
*	Semtech Corp.	42,716	1,950
	Pegasystems Inc.	26,620	1,946
*	Sitime Corp.	10,751	1,844
*	ZoomInfo Technologies Inc.	175,745	1,814
*	Blackline Inc.	32,645	1,800
*	Envestnet Inc.	27,914	1,748
*	Synaptics Inc.	22,501	1,746
	Clear Secure Inc. Class A	51,630	1,711
*	Teradata Corp.	55,150	1,673
*	Squarespace Inc. Class A	35,936	1,669
	Progress Software Corp.	24,746	1,667
*	Allegro MicroSystems Inc.	70,969	1,654
	Concentrix Corp.	31,827	1,631
*	Diodes Inc.	24,961	1,600
*	nCino Inc.	50,606	1,599
*	Agilysys Inc.	14,460	1,576
*	C3.ai Inc. Class A	62,431	1,513
*	ePlus Inc.	15,129	1,488
*	Core Scientific Inc.	125,036	1,483
*	Rapid7 Inc.	36,978	1,475
*	Perficient Inc.	19,176	1,447
*	JFrog Ltd.	49,689	1,443
*	Cargurus Inc.	47,975	1,441
*	Alarm.com Holdings Inc.	26,089	1,426
*	Freshworks Inc. Class A	121,854	1,399
*	RingCentral Inc. Class A	43,228	1,367
*	Intapp Inc.	28,183	1,348
*	DoubleVerify Holdings Inc.	79,826	1,344
	Vishay Intertechnology Inc.	70,721	1,337
*	Klaviyo Inc. Class A	37,742	1,335
*	Yelp Inc.	37,496	1,315
*	Vertex Inc. Class A	33,501	1,290
*	Cleanspark Inc.	136,051	1,271
*	Ziff Davis Inc.	25,938	1,262
*	Ambarella Inc.	22,354	1,261
*	DigitalOcean Holdings Inc.	30,739	1,242
*	Rogers Corp.	10,981	1,241
*	Five9 Inc.	42,438	1,219
*	NCR Voyix Corp.	82,043	1,113
*	Informatica Inc. Class A	43,851	1,109
*	Veeco Instruments Inc.	33,441	1,108
*	Magnite Inc.	78,086	1,082
*	IPG Photonics Corp.	14,448	1,074
*	PAR Technology Corp.	20,396	1,062
*	TTM Technologies Inc.	56,883	1,038
*	Braze Inc. Class A	31,661	1,024
*	Reddit Inc. Class A	15,383	1,014
*	Ultra Clean Holdings Inc.	24,177	965
*	LiveRamp Holdings Inc.	37,366	926

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	AvePoint Inc.	76,962	906
	Benchmark Electronics Inc.	20,210	896
*	Alkami Technology Inc.	28,229	890
*	PagerDuty Inc.	47,851	888
*	NetScout Systems Inc.	39,888	868
*	Terawulf Inc.	184,335	863
*	Verint Systems Inc.	33,459	848
*,1	IonQ Inc.	94,699	828
*	Photronics Inc.	33,284	824
*,1	SoundHound AI Inc. Class A	173,719	810
*	Sprout Social Inc. Class A	27,604	802
*	Appian Corp. Class A	23,464	801
	CTS Corp.	16,396	793
	CSG Systems International Inc.	15,762	767
*	Jamf Holding Corp.	42,772	742
	QXO Inc.	46,644	736
*	Zuora Inc. Class A	81,515	703
*	Wolfspeed Inc.	72,176	700
*	Astera Labs Inc.	13,278	696
	Xerox Holdings Corp.	66,993	695
*	Cohu Inc.	26,866	690
	Adeia Inc.	57,559	686
*	E2open Parent Holdings Inc.	150,734	665
*	Matterport Inc.	144,611	651
*	Schrodinger Inc.	35,018	650
*	PDF Solutions Inc.	20,376	646
*	SMART Global Holdings Inc.	30,485	639
*	Paycor HCM Inc.	44,246	628
*	Diebold Nixdorf Inc.	13,887	620
*	MaxLinear Inc.	42,130	610
*	Asana Inc. Class A	52,498	608
*	Onestream Inc.	17,370	589
*	Hut 8 Corp.	47,863	587
*	ACM Research Inc. Class A	28,112	571
	A10 Networks Inc.	39,447	570
*	ScanSource Inc.	11,598	557
*	Ichor Holdings Ltd.	17,266	549
*	Fastly Inc. Class A	71,179	539
*	Rubrik Inc. Class A	16,528	531
*	Sprinklr Inc. Class A	68,035	526
	PC Connection Inc.	6,634	500
*	Grid Dynamics Holdings Inc.	35,438	496
	Shutterstock Inc.	13,801	488
*	N-able Inc.	37,170	485
*,1	Applied Digital Corp.	58,100	479
*	Alpha & Omega Semiconductor Ltd.	12,623	469
*	SEMrush Holdings Inc. Class A	29,027	456
*	Yext Inc.	64,201	444
*	Xometry Inc. Class A	23,508	432
*	PROS Holdings Inc.	23,219	430
*	Cipher Mining Inc.	109,507	424
	Hackett Group Inc.	15,724	413
*	Blend Labs Inc. Class A	107,793	404
*	Amplitude Inc. Class A	44,897	403
*	PubMatic Inc. Class A	26,770	398
*	Vimeo Inc.	77,848	393
*	Bumble Inc. Class A	61,214	391
*	Weave Communications Inc.	30,190	386
*	OneSpan Inc.	22,416	374
*	TechTarget Inc.	15,193	371
	SolarWinds Corp.	28,414	371
*	indie Semiconductor Inc. Class A	89,675	358
*	Mediaalpha Inc. Class A	18,513	335
*	CEVA Inc.	13,054	315
*	Olo Inc. Class A	63,378	314
*	Couchbase Inc.	19,184	309
*	NerdWallet Inc. Class A	23,428	298
*	EverQuote Inc. Class A	13,409	283
*	nLight Inc.	26,421	282
*	Digimarc Corp.	10,311	277

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	Kimball Electronics Inc.	14,862	275
*,1	Trump Media & Technology Group Corp.	17,031	274
*	Thoughtworks Holding Inc.	60,645	268
*	Planet Labs PBC	117,734	263
*	Ibotta Inc. Class A	4,196	259
	Methode Electronics Inc.	21,243	254
*	Innodata Inc.	15,162	254
	Simulations Plus Inc.	7,757	248
*	Consensus Cloud Solutions Inc.	10,465	246
*	Daktronics Inc.	18,813	243
	NVE Corp.	3,026	242
*	Bandwidth Inc. Class A	13,764	241
*,1	Rumble Inc.	44,289	237
*	Mitek Systems Inc.	27,197	236
*	Unisys Corp.	41,473	236
*	MeridianLink Inc.	11,146	229
	American Software Inc. Class A	20,328	227
*	Red Violet Inc.	7,758	221
*,1	Getty Images Holdings Inc.	57,135	218
*	3D Systems Corp.	75,906	216
*	BigCommerce Holdings Inc. Series 1	36,948	216
*	Aehr Test Systems	16,147	207
*	TrueCar Inc.	58,951	203
*	SmartRent Inc.	114,569	198
*	Vivid Seats Inc. Class A	51,300	190
*	Digital Turbine Inc.	59,087	181
	Climb Global Solutions Inc.	1,792	178
*	Nextdoor Holdings Inc.	70,628	175
*	Grindr Inc.	14,647	175
*	Enfusion Inc. Class A	18,353	174
*	Navitas Semiconductor Corp.	70,599	173
	ReposiTrak Inc.	9,063	167
	Immersion Corp.	16,646	148
*	SkyWater Technology Inc.	15,868	144
*	Domo Inc. Class B	17,734	133
*	Definitive Healthcare Corp.	29,785	133
*	ON24 Inc.	21,474	131
*	Eventbrite Inc. Class A	47,701	130
*	Tucows Inc. Class A	6,201	130
*	Arteris Inc.	16,883	130
*	Ouster Inc.	19,504	123
*,1	MicroVision Inc.	104,855	120
*	Groupon Inc.	12,215	119
*	AudioEye Inc.	5,086	116
*	Rackspace Technology Inc.	46,340	114
*	Telos Corp.	30,682	110
*	1stdibs.com Inc.	24,950	110
*	Everspin Technologies Inc.	18,382	108
*,1	BigBear.ai Holdings Inc.	73,529	107
*	Asure Software Inc.	11,625	105
*	QuickLogic Corp.	13,072	100
*	Innovid Corp.	53,483	96
*	Backblaze Inc. Class A	14,908	95
*	Silvaco Group Inc.	6,331	91
*	Astronova Inc.	6,470	87
*	Viant Technology Inc. Class A	7,806	86
*	FiscalNote Holdings Inc.	66,657	85
*	NextNav Inc.	11,148	84
*	Kopin Corp.	109,043	80
*	Kaltura Inc.	57,548	78
	Richardson Electronics Ltd.	6,173	76
*	Cerence Inc.	23,876	75
*	Synchronoss Technologies Inc.	4,888	73
	CSP Inc.	5,406	70
*,1	Rigetti Computing Inc.	87,252	68
*	Veritone Inc.	18,337	66
*	SecureWorks Corp. Class A	7,362	65
*	Intevac Inc.	18,754	64
*	AXT Inc.	26,060	63
*	Rimini Street Inc.	32,856	61

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	eGain Corp.	11,671	60
*	LivePerson Inc.	44,180	57
*	Brightcove Inc.	25,456	55
*	CoreCard Corp.	3,812	55
*	Expensify Inc. Class A	28,100	55
*	Rekor Systems Inc.	44,389	52
*	Key Tronic Corp.	8,842	51
*	Aeva Technologies Inc.	15,395	51
*	DLH Holdings Corp.	5,365	50
*	Upland Software Inc.	19,213	48
*	GSI Technology Inc.	15,882	48
*	Identiv Inc.	12,931	46
*	BuzzFeed Inc.	14,699	39
*	Zedge Inc. Class B	10,242	38
*	Mastech Digital Inc.	3,641	36
*	WM Technology Inc.	41,877	36
*	Issuer Direct Corp.	2,964	35
*,1	Atomera Inc.	13,078	34
*	TransAct Technologies Inc.	7,051	34
*	Amtech Systems Inc.	5,730	33
*	inTEST Corp.	4,512	33
*	Intellicheck Inc.	14,706	32
*	One Stop Systems Inc.	11,905	28
*	NetSol Technologies Inc.	9,164	26
*	Inuvo Inc.	84,564	21
*	Pixelworks Inc.	30,211	21
*	Data I/O Corp.	8,084	21
*	VirnetX Holding Corp.	2,409	17
*	Skillz Inc.	1,863	10
*	comScore Inc.	1,545	10
*	Glimpse Group Inc.	10,021	8
*	Arena Group Holdings Inc.	5,010	4
*	Alpine 4 Holdings Inc.	11,205	4
			10,514,675
Telecommunications (2.0%)
	Cisco Systems Inc.	2,062,725	109,778
	Verizon Communications Inc.	2,155,294	96,794
	Comcast Corp. Class A	2,196,458	91,746
	AT&T Inc.	4,078,824	89,734
*	Arista Networks Inc.	143,111	54,929
	T-Mobile US Inc.	265,169	54,720
	Motorola Solutions Inc.	94,685	42,573
*	Charter Communications Inc. Class A	52,815	17,116
	Juniper Networks Inc.	185,920	7,247
*	Roku Inc.	73,103	5,458
*	Liberty Broadband Corp. Class C	69,015	5,334
*	Frontier Communications Parent Inc.	142,631	5,068
*	Ciena Corp.	81,119	4,996
*	Lumen Technologies Inc.	576,921	4,096
*	Lumentum Holdings Inc.	37,155	2,355
	InterDigital Inc.	14,016	1,985
*	AST SpaceMobile Inc.	73,351	1,918
	Cogent Communications Holdings Inc.	24,996	1,898
	Iridium Communications Inc.	61,634	1,877
*	EchoStar Corp. Class A	66,167	1,642
	Telephone and Data Systems Inc.	53,028	1,233
*	Calix Inc.	31,730	1,231
*	Viavi Solutions Inc.	132,710	1,197
*	Extreme Networks Inc.	71,409	1,073
*	Harmonic Inc.	64,249	936
	Cable One Inc.	2,595	908
*,1	Infinera Corp.	126,746	856
*	ViaSat Inc.	63,514	758
*	CommScope Holding Co. Inc.	118,841	726
*	Digi International Inc.	21,315	587
*	Liberty Broadband Corp. Class A	6,985	537
*	Globalstar Inc.	412,433	512
	IDT Corp. Class B	12,036	459
	Shenandoah Telecommunications Co.	32,021	452

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
*	United States Cellular Corp.	8,225	450
*	Altice USA Inc. Class A	132,637	326
*	Clearfield Inc.	7,887	307
*	Anterix Inc.	7,145	269
*	fuboTV Inc.	188,712	268
*	Applied Optoelectronics Inc.	18,365	263
*	NETGEAR Inc.	13,066	262
*	Adtran Holdings Inc.	41,262	245
*	Consolidated Communications Holdings Inc.	51,543	239
*	Xperi Inc.	24,570	227
*	Powerfleet Inc. NJ	42,606	213
*,1	Lightwave Logic Inc.	75,692	209
*	Gogo Inc.	27,231	196
*	WideOpenWest Inc.	34,771	183
	Spok Holdings Inc.	11,437	172
*	Aviat Networks Inc.	7,687	166
	ATN International Inc.	4,873	158
*	Ooma Inc.	13,218	151
*	8x8 Inc.	72,629	148
*	Ribbon Communications Inc.	42,263	137
*	Inseego Corp.	6,265	102
*	Genasys Inc.	27,518	98
*	Comtech Telecommunications Corp.	17,717	85
*	Airgain Inc.	10,184	77
*	Lantronix Inc.	17,211	71
	Network-1 Technologies Inc.	15,271	21
*,2	GCI Liberty Inc.	82,371	—
			617,772
Utilities (2.8%)
	NextEra Energy Inc.	1,168,888	98,806
	Southern Co.	622,413	56,129
	Duke Energy Corp.	438,417	50,549
	Waste Management Inc.	228,268	47,388
	Constellation Energy Corp.	178,819	46,497
	American Electric Power Co. Inc.	302,317	31,018
	Sempra	361,187	30,206
	Dominion Energy Inc.	476,857	27,558
	Waste Connections Inc. (XTSE)	146,590	26,213
	Public Service Enterprise Group Inc.	283,236	25,267
	PG&E Corp.	1,188,572	23,498
	Republic Services Inc.	116,261	23,350
	Vistra Corp.	195,680	23,196
	Exelon Corp.	568,461	23,051
	Xcel Energy Inc.	317,161	20,711
	Consolidated Edison Inc.	196,027	20,412
	Edison International	218,388	19,019
	WEC Energy Group Inc.	180,518	17,362
	American Water Works Co. Inc.	110,994	16,232
	Entergy Corp.	121,508	15,992
	Eversource Energy	203,625	13,857
	FirstEnergy Corp.	308,950	13,702
	Ameren Corp.	152,071	13,300
	PPL Corp.	397,045	13,134
	DTE Energy Co.	100,549	12,911
	Atmos Energy Corp.	88,451	12,269
	CMS Energy Corp.	171,164	12,089
	CenterPoint Energy Inc.	370,852	10,910
	NRG Energy Inc.	117,436	10,698
	Alliant Energy Corp.	147,643	8,960
	NiSource Inc.	253,410	8,781
	AES Corp.	404,615	8,117
	Evergy Inc.	125,272	7,768
*	Clean Harbors Inc.	27,960	6,758
	Pinnacle West Capital Corp.	63,877	5,659
	Essential Utilities Inc.	141,865	5,472
*	Talen Energy Corp.	29,125	5,191
	OGE Energy Corp.	113,082	4,639
*	Casella Waste Systems Inc. Class A	34,334	3,416
*	Stericycle Inc.	52,374	3,195

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
	IDACORP Inc.	30,679	3,163
	UGI Corp.	124,162	3,107
	National Fuel Gas Co.	48,838	2,960
	Portland General Electric Co.	58,596	2,807
	New Jersey Resources Corp.	55,052	2,598
	Southwest Gas Holdings Inc.	34,421	2,539
	Ormat Technologies Inc. (XNYS)	32,272	2,483
	ONE Gas Inc.	32,512	2,420
	Black Hills Corp.	39,296	2,402
*	Sunrun Inc.	123,148	2,224
	TXNM Energy Inc.	50,277	2,201
	Spire Inc.	30,459	2,050
	ALLETE Inc.	31,839	2,044
	Northwestern Energy Group Inc.	35,277	2,019
	MGE Energy Inc.	20,932	1,914
	Avista Corp.	45,923	1,780
	California Water Service Group	32,578	1,766
	American States Water Co.	20,556	1,712
	Chesapeake Utilities Corp.	12,700	1,577
	Avangrid Inc.	41,135	1,472
	Clearway Energy Inc. Class C	34,177	1,049
	SJW Group	16,592	964
	Clearway Energy Inc. Class A	32,841	935
*	Hawaiian Electric Industries Inc.	93,630	906
	Northwest Natural Holding Co.	20,345	830
	Middlesex Water Co.	10,082	658
*	Sunnova Energy International Inc.	66,041	643
	Unitil Corp.	9,825	595
*,1	NuScale Power Corp.	44,697	518
*	Enviri Corp.	49,251	509
	York Water Co.	7,896	296
	Aris Water Solutions Inc. Class A	14,572	246
	Genie Energy Ltd. Class B	13,650	222
	Artesian Resources Corp. Class A	4,852	180
	Excelerate Energy Inc. Class A	7,722	170
*	Oklo Inc.	21,058	170
*	Pure Cycle Corp.	14,095	152
*	Net Power Inc.	19,230	135
*	Altus Power Inc.	41,436	132
*	Quest Resource Holding Corp.	15,072	120
	RGC Resources Inc.	5,308	120
*	Perma-Fix Environmental Services Inc.	9,152	112
*	Cadiz Inc.	35,748	108
	Global Water Resources Inc.	7,988	101
*	Arq Inc.	16,504	97
*	Aqua Metals Inc.	93,458	17
			878,503
Total Common Stocks (Cost $9,679,029)			31,391,971
Rights (0.0%)
*	Seaport Entertainment Group Inc. Exp. 10/10/24 (Cost $—)	2,181	7
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	73,748	112
*	Hycroft Mining Holding Corp. Exp. 10/6/25	20,000	1
Total Warrants (Cost $—)			113

Vanguard® Institutional Total Stock Market Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.014% (Cost $40,043)	400,554	40,055
Total Investments (100.0%) (Cost $9,719,072)			31,432,146
Other Assets and Liabilities—Net (0.0%)			(4,384)
Net Assets (100%)			31,427,762
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,628,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $53,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $16,670,000 was received for securities on loan, of which $16,669,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	15	1,687	32
E-mini S&P 500 Index	December 2024	77	22,385	137
E-mini S&P Mid-Cap 400 Index	December 2024	30	9,446	247
				416
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Institutional Total Stock Market Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,391,845	53	73	31,391,971
Rights	7	—	—	7
Warrants	113	—	—	113
Temporary Cash Investments	40,055	—	—	40,055
Total	31,432,020	53	73	31,432,146
Derivative Financial Instruments
Assets
Futures Contracts[1]	416	—	—	416
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.